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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450     Cincinnati, Ohio  45246

(Name and address of agent for service)

Registrant's telephone number, including area code:     (513) 587-3400

Date of fiscal year end:                June 30

Date of reporting period:              July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman.
John P. Hussman, President
Date	August 9, 2012

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

HUSSMAN STRATEGIC GROWTH FUND

For shareholder meetings held from July 1, 2011 through June 30, 2012

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Dell Inc	DELL	24702R101	7/15/11	Vote for all nominees	Issuer	Yes	For	For
				Ratification of selection of PriceWaterhouseCoopers as independent auditor for fiscal 2012	Issuer	Yes	For	For
				Approval, on an advisory basis, of Dell's compensation of its named executive officers as disclosed in the proxy statement	Issuer	Yes	Against	Against
				Advisory vote on whether future advisory votes on named executive officer compensation should occur every 1 yr, every 2yrs or every 3yrs	Issuer	Yes	1yr	For
				Independent Chairman	Security holder	Yes	Against	For
				Stockholder action by written consent	Security holder	Yes	Against	For
				Declaration of Dividends	Security holder	Yes	Against	For
BMC Software	BMC	055921100	7/21/11	Vote for all nominees	Issuer	Yes	For	For
				Approval of the amended and restated BMC Software Inc. 2007 incentive plan	Issuer	Yes	Against	Against
				Ratification of appointment of Ernst&Young as independent registered public accounting firm for year ending 3/31/2012	Issuer	Yes	For	For
				An advisory vote on executive compensation	Issuer	Yes	Against	Against
				An advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
Xlinx	XLNX	983919101	8/10/11	Election of all nominees	Issuer	Yes	For	For
				Approve an amendment to 1990 employee qualified stock purchase plan, all as more fully described in the proxy statement	Issuer	Yes	For	For
				Approve an amendment to the 2007 equity incentive plan, all as more fully described in the proxy statement	Issuer	Yes	Against	Against
				Approve certain provisions of 2007 equity incentive plan for purposes of complying with the Internal Revenue Code of 1986	Issuer	Yes	Against	Against
				Proposal to approve on an advisory basis, the compensation of the company's named executive officers	Issuer	Yes	Against	Against
				Proposal to recommend on an advisory basis, the frequency of votes on executive compensaton(1yr)	Issuer	Yes	For	For
				Proposal to ratify the appointment of Ernst&Young as the company's external auditors for fiscal 2012	Issuer	Yes	For	For
World Acceptance Corp.	WRLD	981419104	8/3/11	Vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the selection of KPMG as the company's independent registered public accounting firm	Issuer	Yes	For	For
				Proposal to approve the 2011 stock option plan	Issuer	Yes	Against	Against
				Proposal to approve, on an advisory basis, the compensation of the company's named executive officers	Issuer	Yes	Against	Against
				Proposal to approve, on an advisory basis, the frequency of the advisory vote on the compensation of the company's named executive officers(3yr)	Issuer	Yes	Against	Against
Microchip Technology	MCHP	595017104	8/19/11	Vote for all nominees	Issuer	Yes	For	For
				Proposal to amend and restate our executive management incentive compensation plan to revise the definition of "performance goals" for purposes of section 162(M) of the Internal Revenue Code	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of Ernst & Young as the indpendent registered public accounting firm for the fiscal year ending 3/31/2012	Issuer	Yes	For	For
				Proposal to approve an advisory vote on the compensation of our named executives	Issuer	Yes	Against	Against
				Proposal regarding the frequency of holding an advisory vote on the compensation of our named executives	Issuer	Yes	1yr	Against
JA Solar Holdings Inc	JASO	B1QMYF9	8/15/11	To receive and consider the audited financial statements and the reports of the Directors and auditors for the year ended 12/31/10	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To transact such other business as may properly come before the meeting or any adjournment or postponement thereof	Issuer	Yes	For	For
Q Logic Corp	QLGC	747277101	8/25/11	Election of all nominees	Issuer	Yes	For	For
				Approve on an advisory basis, compensation of company's named executive officers as set forth in accompanying proxy statement	Issuer	Yes	Against	Against
				To vote, on an advisory basis, on the frequency with which future advisory votes on the compensation of the company's named executive officers will be conducted	Issuer	Yes	1yr	For
				Ratification of appointment of KPMG as independent auditors	Issuer	Yes	For	For
Forest Labs Inc	FRX	345838106	8/18/11	Vote for election of all nominees	Issuer	Yes	For	For
				Approval on an advisory basis of the compensation of the company's named executive officers	Issuer	Yes	Against	Against
				Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
				Ratification of the selection of BDO USA as independent registered public accounting firm for the fiscal year ending 3/31/2012	Issuer	Yes	For	For
Netapp Inc	NTAP	64110D104	8/31/11	Election of all nominees	Issuer	Yes	For	For

Approve an amendment to 1999 stock option plan to increase the share reserve by an additional 7,700,000 shares of common stock & to approve 1999 plan to continue to qualify as deductible performance based compensation within the meaning of section 162(M) of the Internal Revenue Code
					Issuer	Yes	Against	Against
				To approve an amendment to the company's stock purchase plan to increase the share reserve by an additonal 3,500,000 shares of common stock	Issuer	Yes	For	For
				To approve an advisory vote and approve an advisory resolution named executive officer compensation	Issuer	Yes	Against	Against
				To approve an advisory vote on the fequency of future advisory votes on named executive officer compensation	Issuer	Yes	1yr	For
				To ratify the appointment of Deloitte & Touche as indpendent auditors for the company for the fiscal year ending 4/27/2012	Issuer	Yes	For	For
Medtronic Inc	MDT	585055106	8/25/11	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers as independent registered public accounting firm	Issuer	Yes	For	For
				A Non-Binding advisory vote on executive compensation say-on-pay	Issuer	Yes	Against	Against
				A non-binding advisory vote on the frequency of say-on-pay votes	Issuer	Yes	1yr	For
Patterson Companies	PDCO	703395103	9/12/11	Election of all nominees	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Against	Against
				Advisory vote on the frequency of shareholder approval of executive compensation	Issuer	Yes	1yr	For
				To ratify the selection of Ernst & Young as independent registered public accounting firm for the fiscal year ending 4/28/2012	Issuer	Yes	For	For
Cyberonics Inc	CYBX	23251P102	9/22/11	Vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the selection of KPMG as independent registered public accounting firm for the fiscal year ending 4/27/2012	Issuer	Yes	For	For
				Say on pay - an advisory vote on executive compensation	Issuer	Yes	Against	Against
				Say when on pay -proposal to approve by advisory vote the frequency of future stockholder votes on executive compensation	Issuer	Yes	1 yr	Against
Synaptics Inc	SYNA	87157D109	10/18/11	Vote for election of all nominees	Issuer	Yes	For	For
				Proposal to provide a non-binding advisory vote on the compensation of our named executive officers for fiscal 2011(say on Pay)	Issuer	Yes	Against	Against
				Proposal to provide a non-binding advisory vote on the frequency of future non-binding advisory votes on the compensation of our named executive officers (say-on-frequency)	Issuer	Yes	1yr	For
				Proposal to ratify the appointment of KPMG as the company's independent auditor for the fiscal year ending June 30, 2012	Issuer	Yes	For	For
Cardinal Health Inc.	CAH	14149Y108	11/2/11	Vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify the appointment of Ernst & Young as independent registered public accounting firm for the fiscal year ending 12/30/12	Issuer	Yes	For	For
				Proposal to approve the Cardinal Health Inc 2011 long-term incentive plan	Issuer	Yes	Against	Against
				Proposal to approve on a non-binding advisory basis, the compensation of our named executive officers	Issuer	Yes	Against	Against
				Proposal to vote on a non-binding advisory basis on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
				Shareholder proposal, if properly presented regarding an amendment of our code of regulators to require that the Chairman of the Board be an independent director	Security holder	Yes	Against	For
				To transact such other business as may properly come before the meeting or any adjournment or postponement thereof	Issuer	Yes	n/a	n/a
VistaPrint	VPRT	N93540107	9/30/11	Authorize the management to repurchase up to 20% of our issued and outstanding ordinary shares until 3/30/2013	Issuer	Yes	For	For
Coach Inc.	COH	189754104	11/3/11	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte & Touche as the company's independent registered public accounting firm for fiscal year 2012	Issuer	Yes	For	For
				To hold a non-binding advisory vote on executive compensation	Issuer	Yes	Against	Against
				To hold a non-binding advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
Western Digital	WDC	958102105	11/10/11	Election of all nominees	Issuer	Yes	For	For
				To approve on an advisory basis the named executive officer compensation in the proxy statement	Issuer	Yes	Against	Against
				To approve on an advisory basis the frequency of future advisory votes on named executive officer compensation	Issuer	Yes	1yr	For
				To ratify the appointment of KPMG as the indpendent registered public accounting firm for the fiscal year ending 6/29/2012	Issuer	Yes	For	For
Sunpower Corp	SUN	86764p109	11/15/11
Amend the certificate of incorporation to reclassify all outstanding shares of class A common stock and class B common stock into a single class of common stock and eliminate obsolete provisions of the certificate of incorporation
					Issuer	Yes	For	For
				Amend the certificate of incorporation to permit action by written consent of the stockholders without a meeting for any acton required to be taken at any annual or special meeting	Issuer	Yes	For	For
				Approval of the third amended and restated Sunpower Corporation 2005 stock incentive plan that would increase the number of shares of commons stock reserved for issuance under the plan by 2,500,000	Issuer	Yes	Against	Against
Sysco Corp	SYY	871829107	11/16/11	Election of all nominees	Issuer	Yes	For	For

To approve, by non-binding vote, the compensation paid to named executive officers as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion and analysis,compensation tables and narrative discussion
					Issuer	Yes	Against	Against
				To recommend, by non-binding vote, the frequency with which Sysco will conduct stockholder advisory votes on executive compensation	Issuer	Yes	1yr	For

To  approve an amendment to Sysco's bylaws to implement a staggered declassification of the Board of Directors over a three year period beginning with the election of the classII Directors for a one year term at Sysco's 2012 annual meeting of stockholders
					Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as Sysco's independent accountants for fiscal 2012	Issuer	Yes	For	For
Microsoft corp	MSFT	594918104	11/15/11	Election of all nominees	Issuer	Yes	For	For
				Advisory vote on named executive officer compensation	Issuer	Yes	For	For
				Advisory vote on frequency of advisory vote on named executive officer compensation	Issuer	Yes	1yr	For
				Ratification of the selection of Deloitte & Touche as the company's indpendent auditor	Issuer	Yes	For	For
				Shareholder proposal establishment of a board committee on environmental sustainability	Security holder	Yes	Against	For
CACI Inc	CACI	127190304	11/17/11	Vote for all nominees	Issuer	Yes	For	For
				To approve an advisory vote on executive compensation	Issuer	Yes	For	For
				To consider how frequently to hold an advisory vote on executive compensation	Issuer	Yes	1yr	For
				To approve the proposed amendments to the 2006 stock incentive plan and to approve the 2006 stock incentive plan as so amended and restated	Issuer	Yes	Against	Against
				To approve a proposal to adjourn the meeting if necessary to permit further solicitation of proxies if there are not sufficient votes at the time of the meeting to approve item4	Issuer	Yes	For	For
				To ratify the appointment of Ernst & Young as the company's independent auditors for fiscal year 2012	Issuer	Yes	For	For
The Clorox Company	CLX	189054109	11/16/11	Election of all nominees	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	Against	Against
				Advisory vote on the frequency of the shareholder advisory vote on executive compensation	Issuer	Yes	1yr	For
				Ratification of independent registered public accounting firm	Issuer	Yes	For	For
				Stockholder proposal on independent chairman	Security holder	Yes	Against	For
Resmed Inc	RMD	761152107	11/16/11	Election of all nominees	Issuer	Yes	For	For
				To approve the amendment to the 2009 incentive award plan, which in part increases the number of shares authorized for issuance under the plan from 22,921,650 (post split) to 35,475,000	Issuer	Yes	For	For
				To approve on an advisory basis, the compensation paid to our named executive officers	Issuer	Yes	Against	Against
				To select the frequency of future advisory votes on executive compensation every year, every two years or every three years, as indicated	Issuer	Yes	Against	Against
				Ratification of the selection of KPMG as our independent auditors for the fiscal year ending 6/30/2012	Issuer	Yes	1yr	For
Devry Inc	DV	251893103	11/3/11	Vote for election of all nominees	Issuer	Yes	For	For
				Ratification of selection of PriceWaterhouseCoopers as independent registered public accounting firm	Issuer	Yes	For	For
				An advisory vote on the approval of compesnation of our named executive officers	Issuer	Yes	Against	Against
				An advisory vote on the approval of the frequency of shareholder votes on executive compensation	Issuer	Yes	1yr	For
Caliper Life Sciences	CALP	130872104	11/7/11
To consider and vote on a proposal to adopt the agreement and plan of merger, dated as of 9/7/11 as it may be amended from time to time by and among Caliper Life Sciences, Perkinelmer Inc and Perkinelmer Hopkinton Co.
					Issuer	Yes	For	For

To consider and vote on any proposal to adjourn the special meeting to a later date if necessary or appropriate to solicit additional proxies in favor of item 1 if there  are insufficient votes to approve item 1 at the time of the special meeting
					Issuer	Yes	For	For

To approve, by non-binding advisory vote, certain compensation arrangements for Caliper Life Science's named executive officers in connection with the merger contemplated in the agreement and plan of merger dated as of 9/7/11 as may be amended from time to time, by and among Caliper Life Sciences, Perkinelmer Hopkinton Co
					Issuer	Yes	Abstain	Abstain
Campbell Soup Inc	CPB	134429109	11/17/11	Vote for election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of the indpendent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
Vistaprint	VPRT	N93540107	11/3/11	Vote for selection of nominee Peter Gyenes (note an abstention on this proposal will be a vote for nominee Mark T. Thomas and a vote against this proposal will be a vote against both nominees)	Issuer	Yes	For	For
				Adopt our statutory annual accounts for the fiscal year ended 6/30/2011	Issuer	Yes	For	For
				Discharge the members of our management board from liability with respect to the exercise of their duties	Issuer	Yes	For	For
				Discharge the member of our supervisory board from liability with respect to the exercise of their duties	Issuer	Yes	For	For
				Approve changes to our supervisory board compensation package	Issuer	Yes	Against	Against
				Renew authorization of our management board to issue ordinary shares or grant rights to subscribe for ordinary shares	Issuer	Yes	For	For
				Renew authorization of our management board to issue preferred shares or grant rights to subscribe for preferred shares	Issuer	Yes	For	For

Renew the authorization of our management board until 11/3/2016. To exclude or restrict our shareholders' pre-emptive rights with respect to ordinary shares,preferred shares and to subscribe therefore that the management board may issue
					Issuer	Yes	Against	Against
				Appoint Ernst & Young as our independent registered public accounting firm for the fiscal year ending 6/30/2012.	Issuer	Yes	For	For
				Vote on a non-binding "say on pay" proposal regarding the compensation of our named executive officers	Issuer	Yes	For	For
				Vote on a non-binding "say on frequency" proposal regarding the frequency of the vote on our executive compensation program	Issuer	Yes	1yr	For
Cisco Systems Inc	CSCO	17275R102	12/7/11	Vote for all nominees	Issuer	Yes	For	For
				Approval of amendment and restatement of the Cisco 2005 stock incentive plan	Issuer	Yes	Against	Against
				Approval on an advisory basis of executive compensation	Issuer	Yes	Against	Against
				Recommendation an advisory basis on the frequency of executive compensation votes	Issuer	Yes	1yr	For
				Ratification of PriceWaterhouseCoopers as Cisco's independent registered public accounting firm for fiscal 2012	Issuer	Yes	For	For
				Approval to amend Cisco's bylaws to establish a Board Committee on environmental sustainability	Security holder	Yes	Against	For
				Approval to require the Board to publish internet fragmentation report to shareholders within six months	Security holder	Yes	For	Against
				Approval to require that Cisco Executives retain a significant percentage of stock until two years following termination	Security holder	Yes	For	Against
Autozone Inc	AZO	053332102	12/14/11	Election of all nominees	Issuer	Yes	For	For
				Ratification of Ernst & Young as independent registered public accounting firm for the 2012 fiscal year	Issuer	Yes	For	For
				Approval of advisory proposal on executive compensation	Issuer	Yes	For	For
				Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
Open Text Corp	OTEX	683715106	12/15/11	Election of all nominees	Issuer	Yes	For	For
				Re-appoint KPMG as independent auditors for the company and authorize the Directors to fix the auditors' remuneration	Issuer	Yes	For	For
Walgreen Co	WAG	931422109	1/11/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Deloitte & Touche as Walgreen Co's independent registered public accounting firm	Issuer	Yes	For	For
				Approval of the Walgreen Co. 2011 cash based incentive plan	Issuer	Yes	For	For
				Advisory vote on the approval of named executive officer compensation	Issuer	Yes	Abstain	Abstain
				Advisory vote on the frequency of future advisory votes on named executive officer compensation	Issuer	Yes	1yr	For
				Shareholder proposal regarding an executive equity retention policy	Security holder	Yes	For	Against
Intuit Inc	INTU	461202103	1/19/12	Election of all nominees	Issuer	Yes	For	For
				Ratify the selection of Ernst & Young as our independent registered public accounting firm for the fiscal year ending 7/31/2012	Issuer	Yes	For	For
				Approve the amendment to the employee stock purchase plan	Issuer	Yes	For	For
				Approve a non-binding advisory resolution regarding executive compensation	Issuer	Yes	For	For
				To recommend, by non-binding advisory vote, the frequency of executive compensation votes	Issuer	Yes	1yr	For
Family Dollar Stores	FDO	307000109	1/19/12	Election of all nominees	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	Against	Against
				Advisory vote on the frequency of future advisory votes on executive compensation	Issuer	Yes	1yr	For
				Ratification of the selection of PriceWaterhouseCoopers as independent registered public accountants	Issuer	Yes	For	For
Ace Ltd	ACE	H0023R105	1/9/12	Approval of amendment to increase dividends from legal reserves	Issuer	Yes	Against	Against
Becton Dickinson & Co	BDX	075887109	1/31/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of selection of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	Against	Against
				Cumulative voting	Security holder	Yes	Against	For
Varian Medical Systems	VAR	92220P105	2/9/12	Vote for all nominees	Issuer	Yes	For	For
				To approve the compensation of the Varian Medical Systems, Inc named executive officers as described in the proxy statement	Issuer	Yes	Against	Against
				To approve the amendment and restatement of the Varian Medical Systems 2005 omnibus stock plan	Issuer	Yes	Against	Against
				To ratify the appointment of PriceWaterhouseCoopers as independent registered public accounting firm for fiscal year 2012	Issuer	Yes	For	For
Accenture Inc	CAN	G1151C101	2/9/12	Acceptance in a non-binding vote of the financial statements for the twelve month period ended 8/31/11 as presented	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For

Ratification in a non-binding vote of appointment of KPMG as indpendent auditors for the fiscal 2012 year and authorization in a binding vote of the board acting through the audit committee to determine KPMG's remuneration
					Issuer	Yes	For	For
				Approval in a non-binding vote of the compensation of the named executive officers	Issuer	Yes	Against	Against
				Approval of amendments to Accenture PLC's articles of association to provide for the phased in declassification of the board, beginning in 2013	Issuer	Yes	For	For
				Authorization to hold the 2013 annual general meeting of shareholders of Accenture PLC at a location outside of Ireland	Issuer	Yes	For	For
				Authorization of Accenture to make open-market purchases of Accenture PLC class A ordinary shares	Issuer	Yes	For	For
				Determination of the price range at which Accenture PLC can re-issue shares that it acquires as treasury stock	Issuer	Yes	For	For
Energizer Holdings Inc	ENR	2966R108	1/30/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of PriceWaterhouseCoopers as independent auditor	Issuer	Yes	For	For
				Non-binding advisory vote on executive compensation	Issuer	Yes	Against	Against
				Non-binding advisory vote on the frequency of advisory votes on executive compensation	Issuer	Yes	1yr	For
Jack in the Box	JACK	466367109	2/17/12	Vote for all nominees	Issuer	Yes	For	For
				Approval of amendment and restatement of the stock incentive plan	Issuer	Yes	Against	Against
				Ratifacation of the appointment of KPMG as independent registered public accountants	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	Against	Against
Covidien	COV	G2554F113	3/13/12	Vote for all nominees	Issuer	Yes	For	For
				Appoint the independent auditors and authorize the audit committee to set the auditors' remuneration	Issuer	Yes	For	For
				An advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Authorize the company to make market purchases of company shares	Issuer	Yes	For	For
				Authorize the price range at which the company can reissue shares it holds as treasury shares	Issuer	Yes	For	For
				Amend articles of association to provide for escheatment in accordance with U.S. laws	Issuer	Yes	For	For
				Amend articles of association to give the board of directors authority to declare non-cash dividends	Issuer	Yes	For	For
Starbucks Corp	SBUX	855244109	3/21/12	Election of all nominees	Issuer	Yes	For	For
				Approval of the advisory resolution on executive compensation	Issuer	Yes	For	For
				Approval of an amendment and restatement of the executive management bonus plan	Issuer	Yes	Against	Against
				Selection of Deloitte&Touche as independent registered public accounting firm for fiscal year ending 9/30/2012	Issuer	Yes	For	For
				Shareholder proposal regarding Board committee on sustainability	Security holder	Yes	For	Against
Qualcom	QCOM	747525103	3/6/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterhouseCoopers as our independent public accountants for fiscal year ending 9/30/12	Issuer	Yes	For	For
				To hold an advisory vote on executive compensation	Issuer	Yes	For	For
				To approve an amendment to the company's restated certificate of incorporation to eliminate the plurality voting provision	Issuer	Yes	For	For
Novartis	NVS	66987V109	2/23/12	Approval of the annual report, the financial statements of Novartis and the group consolidated financial statements for the business year 2011	Issuer	Yes	For	For
				Discharge from liability of the members of the Board of Directors and the executive committee	Issuer	Yes	For	For
				Appropriation of available earnings of Novartis and declaration of dividend	Issuer	Yes	For	For
				Reduction of share capital	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Appointment of the auditor	Issuer	Yes	For	For
				Additional and/or counter proposals presented at the meeting	Issuer	Yes	Abstain	Abstain
Eli Lilly & Co	LLY	532457108	4/16/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment by the audit committee of the Board of Directors of Ernst&Young as principal independent auditor for 2012	Issuer	Yes	For	For
				Approve, by non-binding vote, compensation paid to the company's named executive officers	Issuer	Yes	Against	Against
				Approve amendments to the articles of incorporation to provide for annual election of all Directors	Issuer	Yes	For	For
				Approve amendments to the articles of incorporation to eliminate all supermajority voting requirements	Issuer	Yes	For	For
				Proposal by shareholders requesting that the company establish a majority vote committee	Security holder	Yes	Against	For
				Proposal by shareholders on transparency in animal research	Security holder	Yes	For	Against
Humana Inc	Hum	444859102	4/26/12	Election of all nominees	Issuer	Yes	For	For
				The ratification of the appointment of PriceWaterhouseCoopers as the company's independent registered public accounting firm	Issuer	Yes	For	For
				The approval of the compensation of the named executive officers as disclosed in the 2012 proxy statement	Issuer	Yes	Against	Against
Kellogg Company	K	487836108	4/20/12	Election of all nominees	Issuer	Yes	For	For
				Advisory resolution to approve executive compensation	Issuer	Yes	Against	Against
				Ratification of the appointment of PriceWaterhouseCoopers as independent registered public accounting firm for fiscal year 2012	Issuer	Yes	For	For
				Shareowner proposal, if properly presented at the meeting to repeal classified Board	Security holder	Yes	For	Against
				Shareowner proposal to adopt simple majority vote	Security holder	Yes	Against	For
Marathon Oil Corp	MRO	565849106	4/25/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the selection of PriceWaterhouseCoopers as our independent auditor for 2012	Issuer	Yes	For	For
				A non-binding advisory vote to approve our executive compensation	Issuer	Yes	Against	Against
				Approval of our 2012 incentive compensation plan	Issuer	Yes	Against	Against
AT&T Inc	T	00206R102	4/27/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of indepndent auditors	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Against	Against
				Amend certificate of incorporation	Issuer	Yes	For	For
				Political contributions report	Issuer	Yes	For	Against
				Limit wireless network management	Issuer	Yes	Abstain	Abstain
				Independent Board Chairman	Issuer	Yes	Against	For
Pfizer	PFE	717081103	4/26/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the selection of KPMG as indpendent registered public accounting firm for 2012	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Abstain	Abstain
				Shareholder proposal regarding publication of political contributions	Security holder	Yes	For	Against
				Shareholder proposal regarding action by written consent	Security holder	Yes	Against	For
				Shareholder proposal regarding special shareholder meetings	Security holder	Yes	Against	Against
				Shareholder proposal regarding advisory vote on director pay	Security holder	Yes	Abstain	Abstain
Coca-Cola Company	KO	191216100	4/25/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst& Young as independent auditors	Issuer	Yes	For	For
				Advisory vote to approve exxecutive compensation	Issuer	Yes	Against	Against
Texas Instruments	TXN	882508104	4/19/12	Election of all nominees	Issuer	Yes	For	For
				Board proposal regarding advisory approval of the company's executive compensation	Issuer	Yes	Against	Against
				Board proposal to ratify the appointment of Ernst&Young as the company's independent registered public accounting firm for 2012	Issuer	Yes	For	For
Life Technologies	LIFE	532177V109	4/26/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of Ernst& Young as the independent registered public accounting firm for the company for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				Approval of a non-binding advisory resolution regarding the compensation of the company's named executive officers for the fiscal year ended 12/31/12	Issuer	Yes	Abstain	Abstain
PF Chang's China Bistro	PFCB	69333Y108	4/18/12	Election of all nominees	Issuer	Yes	For	For
				Ratify the appointment of KPMG as independent registered public accounting firm for the fiscal year ending 12/30/12	Issuer	Yes	For	For
				Approval of the first amendment to the the amended and restated 2006 equity incentive plan	Issuer	Yes	Against	Against
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Approval of adjournment of annual meeting to solicit additonal proxies	Issuer	Yes	For	For
C.R. Bard	BCR	067383109	4/18/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as independent registered public accounting firm for the year 2012	Issuer	Yes	For	For
				To approve the 2012 long term incentive plan of C.R. Bard as amended and restated	Issuer	Yes	Against	Against
				To approve the the employee stock purchase plan of C.R. Bard, as amended and restated	Issuer	Yes	For	For
				To approve a say-on-pay advisory vote on the compensation of our named executive officers	Issuer	Yes	Against	Against
				To approve an amendment to the company's restated certificate of incorporation to declassify the Board of Directors	Issuer	Yes	For	For
				A shareholder proposal relating to sustainability reporting	Security holder	Yes	Abstain	Abstain
Abbott Laboratories	ABT	002824100	4/27/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of Deloitte&Touche as auditors	Issuer	Yes	For	For
				Say-on Pay - an advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Transparency in animal research	Security holder	Yes	For	Against
				Lobbying disclosure	Security holder	Yes	For	Against
				Indpendent Board Chairman	Security holder	Yes	Against	For
				Tax gross-ups	Security holder	Yes	Abstain	Abstain
				Equity retention and hedging	Security holder	Yes	Abstain	Abstain
				Incentive compensation	Security holder	Yes	Abstain	Abstain
				Ban accelerated vesting of awards upon a change in control	Security holder	Yes	For	Against
Cigna Corporation	CI	125509109	4/25/12	Election of all nominees	Issuer	Yes	For	For
				Advisory apporval of Cigna's executive compensation	Issuer	Yes	Against	Against
				Ratification of appointment of PriceWaterhouseCoopers as Cigna's indpendent registered public accounting firm for 2012	Issuer	Yes	For	For
				Approval of the amended and restated Cigna executive incentive plan	Issuer	Yes	Against	Against
				Amend bylaws to provide for declassification for the Board of Directors	Issuer	Yes	For	For
McGraw-Hill Companies	MHP	580645109	4/25/12	Election of all nominees	Issuer	Yes	For	For
				Vote to approve on an advisory basis, the executive compensation program for the company's named exectutive officers	Issuer	Yes	Against	Against
				Vote to ratify the appointment of Ernst & Young as our independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Shareholder proposal requesting shareholder action by written consent	Security holder	Yes	Abstain	Abstain
Stryker Corp	SYK	863667101	4/24/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst&Young as our independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Approval of an amendment to the company's restated articles of incorporation to implement a majority vote standard for uncontested elections of Directors	Issuer	Yes	For	For
				Re-approval of the material terms of the performance goals under the executive bonus plan	Issuer	Yes	Against	Against
				Approval, in an advisory vote, of the company's named executive officer compensation	Issuer	Yes	Abstain	Abstain
Chubb Corporation	CB	171232101	4/24/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst&Young as independent auditor	Issuer	Yes	For	For
				Advisory vote on the compensation paid to our named executive officers	Issuer	Yes	Against	Against
				Shareholder proposal regarding political contributions and related expenditures	Security holder	Yes	Against	For
E Bay Inc	EBAY	278642103	4/26/12	Election of all nominees	Issuer	Yes	For	For
				To approve, on an advisory basis, the compensation of our named executive officers	Issuer	Yes	Against	Against
				Approve amendment & restatement of 2008 equity incentive award plan, including an amendment to increase the aggregate number of shares authorized for issuance under plan by 16.5 million shares	Issuer	Yes	Against	Against
				To approve our employee stock purchase plan	Issuer	Yes	For	For
				To adopt and approve amendment to our amended and restated certificate of incorporation to declassfiy our Board of Directors and provide for the annual election of Directors	Issuer	Yes	For	For
				Amendment to our amended & restated certificate of incorporation to provide stockholders with the right to call a special meeting	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterhouseCoopers as our indpendent auditors for our fiscal year ending 12/31/12	Issuer	Yes	For	For
Shire	SHPGY	82481R106	4/24/12	Report and Accounts	Issuer	Yes	For	For
				Directors' remuneration report	Issuer	Yes	For	For
				Election of Directors	Issuer	Yes	For	For
				Auditors	Issuer	Yes	For	For
				Authorization for compliance & risk committee of the Board to determine the remuneration of the auditors	Issuer	Yes	For	For
				Authority to allot shares	Issuer	Yes	For	For
				Authority to disapply pre-emption rights	Issuer	Yes	Against	Against
				Authority to make market purchases	Issuer	Yes	For	For
				Notice of general meetings	Issuer	Yes	For	For
Astrazeneca	AZN	046353108	4/26/12	To receive the company's accounts and the reports of the Directors and auditor for the year ended 12/31/11	Issuer	Yes	For	For
				To confirm dividends	Issuer	Yes	For	For
				To re-appoint KPMG as auditor	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 12/31/11	Issuer	Yes	Abstain	Abstain
				To authorise limited EU politcal donations	Issuer	Yes	For	For
				To authorise the Directors to allot shares	Issuer	Yes	For	For
				To approve the New SAYE scheme	Issuer	Yes	For	For
				To authorise the Directors to disappply pre-emption rights	Issuer	Yes	Against	Against
				To authorise the company to purchase its own shares	Issuer	Yes	For	For
				To reduce the notice period for general meetings	Issuer	Yes	For	For
Johnson&Johnson	JNJ	478160104	4/26/12	Election of Directors	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Approval of the company's 2012 long term incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of PCW as independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Shareholder proposal on independent Board chairman	Security holder	Yes	Against	For
				Shareholder proposal on binding vote on political contributions	Security holder	Yes	Against	For
				Shareholder proposal on adopting non-animal methods for training	Security holder	Yes	For	Against
BASF	BASFY	055262505	4/27/12	Adoption of a resolution on the appropriation of profit	Issuer	Yes	For	For
				Adoption of a resolution giving formal approval to the actions of the members of the supervisory board	Issuer	Yes	For	For
				Adoption of a resolution giving formal approval to the actions of the members of the Board of Executive Directors	Issuer	Yes	For	For
				Election of the auditor for the financial year 2012	Issuer	Yes	For	For
				Authorization to buy back shares and put them to further use including the authorization to redeem bought back shares and reduce capital	Issuer	Yes	For	For
				Resolution on the amendment of article 17 of the statutes	Issuer	Yes	Abstain	Abstain
Illumina Inc	ILMN	452327109	4/18/12	Election of Directors	Issuer	Yes	For	For
				Ratify Ernst&Young as public accounting firm	Issuer	Yes	For	For
				To approve on an advisory basis, the compensation of the named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				Roche's proposal to amend our bylaws to increase the number of directors on the Board of Directors	Security holder	Yes	Against	For
				Roche's proposal to amend the bylaws to require that newly created directorships be filled only by a stockholder vote	Security holder	Yes	Against	For
				Roche's proposal to fill the two newly created directorships with its nominees if proposal 4 is approved	Security holder	Yes	Withhold	Withhold
				Roche's proposal to repeal any bylaw amendments adopted by Illumina's Board of Directors without stockholder approval after 4/22/10	Security holder	Yes	Against	For
Bristol Myers Squibb	BMY	110122108	5/1/12	Election of Directors	Issuer	Yes	For	For
				Ratification of the appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve the compensation of our named executive officers	Issuer	Yes	Against	Against
				Proposal on the approval of the 2012 stock award and incentive plan	Issuer	Yes	Against	Against
				Cumulative voting	Security holder	Yes	Against	For
				Transparency in animal research	Security holder	Yes	For	Against
				Shareholder action by written consent	Security holder	Yes	Against	For
Under Armour Inc	UA	904311107	5/1/12	Election of all nominees	Issuer	Yes	For	For
				To approve by non-binding vote the compensation of executives as disclosed in the executive compensation section of the proxy statement including the compensation discussion and analysis and tables	Issuer	Yes	For	For
				To approve an amendment to our amended and restated 2005 omnibus long-term incentive plan related to performance base equity awards	Issuer	Yes	Against	Against
				Ratification of appointment of indpendent registered public accounting firm	Issuer	Yes	For	For
Laboratory Corp	LH	50540R409	5/1/12	Election of all nominees	Issuer	Yes	For	For
				To approve by non-binding vote, executive compensation	Issuer	Yes	Against	Against
				To approve the Laboratory Corporation of America Holdings 2012 omnibus incentive plan	Issuer	Yes	Against	Against
				To approve an amendment to the Laboratory Corporation of America Holdings 1997 employee stock purchase plan	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterhouseCoopers as independent registered public accounting firm for 2012	Issuer	Yes	For	For
Dish Network Corp	DISH	25470M109	5/2/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as our independent registered public accounting firm for fiscal year ending December 31, 2012	Issuer	Yes	For	For
Pepsico	PEP	7133448108	5/2/12	Vote for all nominees		Yes	For	For
				Ratify the appointment KPMG as our independent registered public accountants for fiscal year 2012	Issuer	Yes	For	For
				Approval by non-binding vote of executive compensation	Issuer	Yes	Against	Against
				Re-approval of the performance measures under our 2007 long term incentive plan	Issuer	Yes	Against	Against
				Shareholder proposal -lobbying practices report	Security holder	Yes	For	Against
				Shareholder proposal - formation of risk oversight committee	Security holder	Yes	Abstain	Abstain
				Shareholder proposal - Chairman of the Board shall be an independent Director	Security holder	Yes	Against	For
TriQuint Semiconductor Inc.	TQNT	89674K103	5/2/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the audit committee's appointment of KPMG as Triquint's independent registered public accounting firm for the year ending 12/31/12	Issuer	Yes	For	For
				To approve the Triquint 2012 incentive plan	Issuer	Yes	Against	Against
				To approve, by non-binding vote, executive compensation	Issuer	Yes	For	For
Direct TV	DTV	25490A101	5/3/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as independent registered public accounting firm for Direct Tv for the fiscal year ending 12/31/12	Issuer	Yes	For	For

To amend the second amended and restated certificate of incorporation of Direct TV to make certain changes regarding the capital stock of the company, including the reclassification of Class A and Class B common stock and the increase of authorized shares of common stock from 3,947,000,000 to 3,960,000,000
					Issuer	Yes	For	For
				An advisory vote to approve compensation of our named executives	Issuer	Yes	Against	Against
				Shareholder proposal to adopt a policy that there would be no acceleration of performance base equity awards upon a change in control	Security holder	Yes	For	Against
St Jude Med Inc	STJ	790849103	5/3/12	Election of all nominees	Issuer	Yes	For	For
				To approve amendments to the 2007 employee stock purchase plan	Issuer	Yes	For	For
				To approve amendments to our articles of incorporation and bylaws to declassify our Board of Directors	Issuer	Yes	For	For
				Advisory vote to approve compensation of our named executive officers	Issuer	Yes	For	For
				To ratify the appointment of Ernst&Young as our independent registered public accounting firm for 2012	Issuer	Yes	For	For
Kimberly-Clark Corp	KMB	494368103	5/3/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of Auditors	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
Verizon Communications	VZ	92343V104	5/3/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Disclosure of prior government service	Security holder	Yes	For	Against
				Disclosure of lobbying activities	Security holder	Yes	For	Against
				Vesting of performance stock units	Security holder	Yes	For	Against
				Shareholder right to call a special meeting	Security holder	Yes	Abstain	Abstain
				Shareholder action by written consent	Security holder	Yes	Abstain	Abstain
				Network neutraility for wireless broadband	Security holder	Yes	Abstain	Abstain
Berkshire Hathaway	BRKB	084670702	5/5/12	Vote for all nominees	Issuer	Yes	For	For
				Shareholder proposal regarding succession planning	Security holder	Yes	Against	For
ITT Educational Services	ESI	45068B109	5/8/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers to serve as ITT Educational Services, Inc's independent registered public accounting firm for its fiscal year ending 12/31/12	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
Adtran Inc	ADTN	00738A106	5/9/12	Directors recommend a vote for all nominees	Issuer	Yes	For	For
				Say on pay resoutions, non-binding approval of the executive compensation policies and procedures of Adtran as well as the compensation of the named executive officers	Issuer	Yes	For	For
				Ratify the appointment of PriceWaterhouseCoopers as the independent registered public accounting firm of ADTRAN for the fiscal year ending 12/31/12	Issuer	Yes	For	For
Colgate Palmolive	CL	194162103	5/11/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the selection of PriceWaterhouseCoopers as Colgate's independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote on executve compensation	Issuer	Yes	Against	Against
				Stockholder proposal on independent Board Chair	Security holder	Yes	Against	For
Kohls Corp	KSS	500255104	5/10/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst&Young as independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote on approval of named executive officer compensation	Issuer	Yes	Against	Against
				Shareholder proposal animal fur policy	Security holder	Yes	For	Against
				Shareholder proposal succession planning and reporting	Security holder	Yes	Against	For
				Shareholder proposal executives to retain significant stock	Security holder	Yes	For	Against
Sunpower Corp	SPWR	867652406	5/9/12	Vote for all nominees	Issuer	Yes	For	For
				Proposal to approve, in an advisory vote, our named executive officer compensation	Issuer	Yes	Against	Against
Gap Inc	GPS	364760108	5/15/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the selection of Deloitte&Touche as the independent registered public accounting firm for the fiscal year ending 2/2/2013	Issuer	Yes	For	For
				Advisory vote to approve the overall compensation of the company's named executive officers	Issuer	Yes	For	For
				Shareholder proposal regarding ending trade partnerships with SRI LANKA	Security holder	Yes	Abstain	Abstain
Mattel	Mat	577081102	5/10/12	Election of all nominees	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Approval of the new Mattel incentive plan and the material terms of its performance goals	Issuer	Yes	Against	Against
				Ratification of the selection of PriceWaterhouseCoopers as Mattel's independent registered public accounting firm	Issuer	Yes	For	For
Wellpoint Inc	WLP	94973V107	5/16/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of Ernst&Young as the independent registered public accounting firm for 2012.	Issuer	Yes	For	For
				Advisory vote to approve the compensation of our named executive officers	Issuer	Yes	Against	Against
				If properly presented at the meeting, to vote on a shareholder proposal to require semi-annual reporting on political contributions and expenditures	Security holder	Yes	For	Against
Broadcom	BRCM	111320107	5/15/12	Election of all nominees	Issuer	Yes	For	For

To approve an amendment and restatement of the Broadcom Corporation 1998 employee stock purchase plan as previously amended and restated, that would extend the term of the plan through 5/15/22, and effect various technical revisons and improvments
					Issuer	Yes	For	For
				To approve the adoption of the Broadcom Corporation 2012 stock incentive plan	Issuer	Yes	Against	Against
				To ratify the appointmnet of KPMG as the company's independent registered public accounting firm for the year ending 12/31/12	Issuer	Yes	For	For
Intel Corp	INTC	458140100	5/17/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of selection of Ernst&Young as our independent registered public accounting firm for current year	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Stockholder proposal to hold an advisory vote on political contributions	Security holder	Yes	For	Against
Waters Corp	WAT	941848103	5/9/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterhouseCoopers as the company's independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				To approve, by non-binding vote, executive compensation	Issuer	Yes	Abstain	Abstain
				To approve the 2012 equity incentive plan	Issuer	Yes	Against	Against
McClatchy Co.	MNI	579489105	5/16/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as McClatchy's independent registered public accounting frim for the 2012 fiscal year	Issuer	Yes	For	For
				To approve the McClatchy 2012 Omnibus incentive plan	Issuer	Yes	Against	Against
Altera Corp	ALTR	021441100	5/8/12	Vote for all nominees		Yes	For	For
				To approve an amendment to the 2005 equity incentive plan to increase by 7,000,000 the number of shares of common stock reserved for issuance under the plan	Issuer	Yes	Against	Against
				To approve a second amendment to the 2005 equity incentive plan regarding non-employee director equity awards	Issuer	Yes	Against	Against
				To approve an amendment to the 1987 employee stock purchase plan to increase by 1,000,000 the number of shares of common stock reservd for issuance under the plan	Issuer	Yes	For	For
				To approve amendments to our amended and restated certificate of incorporation and bylaws to allow aciton by written consent of stockholders	Issuer	Yes	For	For
				To approve on an advisory basis, named executive officer compensation	Issuer	Yes	Against	Against
				To ratify the appointment of PriceWaterhouseCoopers as our independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
Aetna Inc	AET	00817Y108	5/18/12	Election of all nominees	Issuer	Yes	For	For
				Approval of the appointment of the indpendent registered public accounting firm	Issuer	Yes	For	For
				Approval of the company's executive compensation on a non-binding advisory basis	Issuer	Yes	Against	Against
				Shareholder proposal on cumulative voting	Security holder	Yes	Against	For
				Shareholder proposal on political contributions	Security holder	Yes	For	Against
Ace Limited	ACE	H0023R105	5/16/12	Vote for all nominees	Issuer	Yes	For	For
				Approval of the annual report	Issuer	Yes	For	For
				Approval of the statutory financial statements of ACE Limited	Issuer	Yes	For	For
				Appproval of the consolidated financial statements	Issuer	Yes	For	For
				Allocation of disposable profit	Issuer	Yes	For	For
				Discharge of the Board of Directors	Issuer	Yes	For	For
				Amendment of the articles of association relating to authorized share capital for general purposes	Issuer	Yes	For	For
				Election of PriceWaterhouseCoopers as independent registered public accounting firm	Issuer	Yes	For	For
				Election of BDO AG as special auditing firm until our next annual ordinary general meeting	Issuer	Yes	For	For
				Approval of the payment of a dividend in the form of a distribution through reduction of the par vlaue of our shares	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Amendment to the ACE Limited employee stock purchase plan	Issuer	Yes	For	For
Exxon Corp	XOM	30231G102	5/30/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of indpendent auditors	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Independent chairman	Security holder	Yes	Against	For
				Majority vote for Directors	Security holder	Yes	Against	For
				Report on political contributions	Security holder	Yes	For	Against
				Amendment of EEO policy	Security holder	Yes	Abstain	Abstain
				Report on natural gas production	Security holder	Yes	Abstain	Abstain
				Greenhouse gas emissions goals	Security holder	Yes	Abstain	Abstain
Harvard BioScience Inc	HBIO	416906105	5/24/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered public accountig firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				Approval by a non-binding advisory vote of the compensation of our named executive officers	Issuer	Yes	For	For
AT&T	T	00206R102	4/27/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent auditors	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Against	Against
				Amend certificate of incorporation	Issuer	Yes	For	For
				Political contributions report	Security holder	Yes	For	Against
				Limit wireless network management	Security holder	Yes	Abstain	Abstain
				Independent Board Chairman	Security holder	Yes	Against	For
Pfizer	PFE	717081103	4/26/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the selection of KPMG as independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Abstain	Abstain
				Shareholder proposal regarding publication of political contributions	Security holder	Yes	For	Against
				Shareholder proposal regarding action by written consent	Security holder	Yes	Against	For
				Shareholder proposal regarding special shareholder meetings	Security holder	Yes	Against	For
				Shareholder proposal regarding advisory vote on director pay	Security holder	Yes	Abstain	Abstain
China Mobile	CHL	16941M109	5/16/12	To receive and consider the audited financial statements and the reports of the Directors and auditors of the company and its subsidiaries for the year ended 12/31	Issuer	Yes	For	For
				To declare a final dividend for the year ended 12/31/11	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				KPMG as auditors and to authorise the Directors of the company to fix their remuneration	Issuer	Yes	For	For
				General mandate to Directors to repurchase shares in company not exceeding 10% of aggregate nominal amt of issued share capital	Issuer	Yes	For	For
				To give a general mandate to the Directors to issue, allot and deal with additional shares in the company not exceeding 20% of the aggregate nominal amount of the existing issued share capital	Issuer	Yes	For	For
				To extend the general mandate granted to the Directors to issue, allot and deal with shares by the number of shares repurchased	Issuer	Yes	For	For
InterDigital IncI	IDCC	45867G101	6/7/12	Vote for all nominees	Issuer	Yes	For	For
				Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				Ratification of PriceWaterhouseCoopers as independent registered public accounting firm for the year ending 12/31/12	Issuer	Yes	For	For
The Cheesecake Factory	CAKE	163072101	5/31/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterhouseCoopers as the company's independent registered public accounting firm for the fiscal year ending 1/1/2013	Issuer	Yes	For	For
				To approve by non-binding vote, the advisory resolution on executive compensation	Issuer	Yes	Against	Against
Amazon	AMZN	023135106	5/24/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as independent auditors	Issuer	Yes	For	For
				Approval of the material terms of the performance goals as amended pursuant to section 162M of the Internal Revenue Code in our 1997 stock incentive plan	Issuer	Yes	Abstain	Abstain
				Shareholder proposal regarding an assessement and report on climate change	Security holder	Yes	Against	For
				Shareholder proposal calling for certain disclosures regarding corporate political contributions	Security holder	Yes	For	Against
First Solar Inc	FSLR	336433107	5/23/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of PriceWaterhouseCoopers as the independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				Stockholder proposal regarding majority voting standard	Security holder	Yes	Against	For
				Stockholder proposal regarding board diversity	Security holder	Yes	Abstain	Abstain
Vertex Pharmaceuticals	VRTX	92532F100	5/16/12	Vote for all nominees	Issuer	Yes	For	For
				The approval of the amendment to our amended and restated 2006 stock and option plan that increases the number of shares of common stock authorized for issuance under the plan by 3,000,000	Issuer	Yes	Against	Against
				The approval of the amendment to our employee stock purchase plan that increase the number of shares of common stock authorized for issuance under the plan by 2,500,000	Issuer	Yes	For	For
				Ratification of the appointment of Ernst&Young as our independent registered public accounting firm for the year ending 12/31/12	Issuer	Yes	For	For
				Advisory vote on our executive compensation program	Issuer	Yes	Against	Against
Amgen Inc	AMGN	031162100	5/23/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst&Young as our independent registered public accountants for the year ending 12/31/12	Issuer	Yes	For	For
				Advisory vote to approve our executive compensation	Issuer	Yes	Against	Against
				To approve an amendment to our restated certificate of incorporation to authorize stockholder action by written consent	Issuer	Yes	Abstain	Abstain
				Stockholder proposal regarding independent chairman of the board	Security holder	Yes	Against	For
				Transparency in animal research	Security holder	Yes	For	Against
				Request for disclosure of lobbying policies and practices	Security holder	Yes	For	Against
				CEO to serve on a maximum of one other board	Security holder	Yes	Abstain	Abstain
Chevron Corp	CVX	166764100	5/30/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Exclusive forum provisions	Security holder	Yes	Against	For
				Independent chairman	Security holder	Yes	Against	For
				Lobbying disclosure	Security holder	Yes	For	Against
				Country selection guidelines	Security holder	Yes	Abstain	Abstain
				Hydraulic fracturing	Security holder	Yes	Abstain	Abstain
				Accident risk oversight	Security holder	Yes	For	Against
				Special meetings	Security holder	Yes	Abstain	Abstain
				Independent Director with environmental expertise	Security holder	Yes	For	Against
Radioshack Corp	RSH	750438103	5/17/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment for PriceWaterhouseCoopers as independent registered public accounting firm of Radioshack Corp to serve for the 2012 fiscal year	Issuer	Yes	For	For
				Non-binding advisory vote to approve executive compensation	Issuer	Yes	For	For
Panera Bread Company	PNRA	69840W108	5/17/12	Election of all nominees	Issuer	Yes	For	For
				To approve in a non-binding advisory vote the compensation of the company's named executive officers	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers as the company's independent registered public accounting firm for the fiscal year ending 12/25/12	Issuer	Yes	For	For
Comcast Corp	CMCSA	20030N101	5/31/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of our indpendent auditors	Issuer	Yes	For	For
				Approval of the Comcast Corporation 2002 employee stock purchase plan	Issuer	Yes	For	For
				Approval of the Comcast-NBC universal 2011 employee stock purchase plan	Issuer	Yes	For	For
				Cumulative voting in the election of Directors	Security holder	Yes	Against	For
				To require that the Chairman be an independent Director	Security holder	Yes	Against	For
				To adopt a share retention policy for senior executives	Security holder	Yes	Against	For
				To make posion pills subject to a shareholder vote	Security holder	Yes	For	Against
PDL Biopharma Inc	PDLI	69329Y104	6/5/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appoinment of Ernst & Young as independent registered public accounting firm for year ending 12/31/12	Issuer	Yes	For	For
				To approve on an advisory basis, the compensation of the company's named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
American Eagle Outfitters	AEO	02553E106	6/6/12	Election of all nominees	Issuer	Yes	For	For
				Ratify Ernst&Young as public accounting firm	Issuer	Yes	For	For
				Hold an advisory vote on the compensation of our named executive officers	Issuer	Yes	Against	Against
Staples	SPLS	855030102	6/4/12	Vote for all nominees	Issuer	Yes	For	For
				Approval of an amendment to the company's restated certificate of incorporation to allow stockholder action by majority written consent	Issuer	Yes	For	For
				Approval on an advisory basis of named executive officer compensation	Issuer	Yes	Against	Against
				Approval of the company's amended and restated long term cash incentive plan	Issuer	Yes	Against	Against
				Approval of the company's amended and restated exectuive officer incentive plan	Issuer	Yes	Against	Against
				Approval for the company's 2012 employee stock purchase plan	Issuer	Yes	For	For
				Ratification of the selection by the audit committee of Ernst & Young as Staples independent registered public accounting firm for the current year	Issuer	Yes	For	For
				Non binding stockholder proposal regarding a requirement for senior execs to hold 75% net after tax shares acquired through compensation plans and prohibition on hedging of held shares	Security holder	Yes	For	Against
Buckle Inc	BKE	118440106	6/1/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify Deloitte&Touche as independent registered public accounting firm for the company for the fiscal year ending 2/2/2013	Issuer	Yes	For	For
				Approve the company's 2012 management incentive plan	Issuer	Yes	Against	Against
				Approve an amendment to the company's 2005 restricted stock plan	Issuer	Yes	Against	Against
				Approve the performance based awards granted pursuant to the company's 2005 restricted stock plan	Issuer	Yes	Against	Against
Coinstar Inc	CSTR	1925pP300	6/7/12	Election of all nominees	Issuer	Yes	For	For
				Advisory resolution to approve the compensationof the company's named executive officers	Issuer	Yes	For	For
				Ratify appointmnet of KPMG as indpendent registered public accounting firm	Issuer	Yes	For	For
Target Corp	TGT	87612E106	6/13/12	Election of all nominees	Issuer	Yes	For	For
				Ratify appointment of Ernst&Young as indpendent registered public accounting firm	Issuer	Yes	For	For
				Company proposal to approve the Target Corporation officer short-term incentive plan	Issuer	Yes	Against	Against
				Company proposal to approve on an advisory basis, our executive compensation	Issuer	Yes	Against	Against
				Shareholder proposal on electronics recycling	Security holder	Yes	For	Against
				Shareholder proposal on prohibiting use of corporate funds for politcal elections or campaigns	Security holder	Yes	For	Against
Endo Pharmaceuticals Holdings	ENDP	29264F205	5/23/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as the company's independent registered public accounting firm for the year ending 12/31/12	Issuer	Yes	For	For
				Named executive officer compensation	Issuer	Yes	Against	Against
				Approve the amendment and restatement to the company's amended and restated certicate of incorporation to change the name of the company to Endo Health Solutions Inc	Issuer	Yes	For	For
Align Technology Inc	ALGN	016255101	5/23/12	Election of all nominees	Issuer	Yes	For	For
				Proposal to ratify PriceWaterhouseCoopers as independent registered public accountants for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
Syntel Inc	SYNT	87162H103	6/5/12	Vote for all nominees	Issuer	Yes	For	For
				Proposal to ratify Crowe Horwath as Syntel's independent public accounting firm for 2012	Issuer	Yes	For	For
Biogen Idec Inc	BIIB	09062X103	6/8/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the selection of PriceWaterhouseCoopers as independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				Say on pay advisory vote on exec compensation	Issuer	Yes	Against	Against
				To approve an amendment to Biogen's amended and restated certificate of incorporation establishing Delaware as exclusive forum for certain disputes	Issuer	Yes	For	For
				Approve an amendment to Biogen's second amended and restated bylaws permitting holders of at least 25% of common stock to call special meetings	Issuer	Yes	For	For
UnitedHealth Group	UNH	91324P102	6/4/12	Election of all nominees	Issuer	Yes	For	For
				Advisory approval of the company's executive compensation	Issuer	Yes	Against	Against
				Ratification of the appointment of Deloitte&Touche as the independent registered public accounting firm for the company for the year ending 12/31/12	Issuer	Yes	For	For
				Shareholder proposal regarding lobbying expenditures	Security holder	Yes	For	Against
Cubist Pharmaceuticals	CBST	229678107	6/7/12	Vote for all nominees	Issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	For	For
				Approval of our 2012 incentive compensation plan	Issuer	Yes	Against	Against
				Ratification of PriceWaterhouseCoopers as our independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
Amedisys Inc	AMED	023436108	6/7/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of KPMG as the company's independent registered public accounting firm for the year ending 12/31/12	Issuer	Yes	For	For

To approve an amendment to the company's employee stock purchase plan that increases the number of shares of common stock authorized for issuance under the plan from 2,500,000 shares to 4,500,000 shares
					Issuer	Yes	For	For

To approve an amendment to the company's 2008 omnibus incentive compensation plan that increases the number of shares of common stock authorized for issuance under the plan from 1,862,459 shares to 3,962,459 shares
					Issuer	Yes	Against	Against
				To approve, on an advisory basis, the compensation paid to the company's named executive officers as disclosed in the company's 2012 proxy sttement (say on pay vote)	Issuer	Yes	For	For
Aeropostale, Inc	ARO	007865108	6/13/12	Election of all nominees	Issuer	Yes	For	For
				To hold an advisory vote on executive compensation	Issuer	Yes	For	For
				To ratify the selection by the audit committee of the Board of Directors of Deloitte&Touche as the company's independent registered public accounting firm for the fiscal year ending 2/3/2013	Issuer	Yes	For	For
Check Point Software Tech	CHKP	M22465104	6/7/12	Vote for all nominees	Issuer	Yes	For	For
				Election of 2 outside Directors	Issuer	Yes	For	For
				To ratify the appointment and compensation of Kost, Forer, Gabbay & Kasierer (a member of Ernst & Young Global) as our independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Approve compensaton to Check Point's Chief Executive Officer who is also Chariman of the Board of Directors	Issuer	Yes	Abstain	Abstain

To authorize the chairman of Check Point's Board of Direcctors to continue serving as Chairman of the Board of Directors and the Chief Executive Officer for up to three years following the meeting(as required by Israeli law)
					Issuer	Yes	For	For
TJX Companies	TJX	872540109	6/13/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Approval of material terms of executive officer performance goals under cash incentive plans	Issuer	Yes	Against	Against
				Advisory approval of TJX's executive compensation	Issuer	Yes	Against	Against
Gamestop Inc	GME	36467W109	6/19/12	Vote for all nominees	Issuer	Yes	For	For
				To vote for and approve, on a non-binding advisory basis, the compensation of the named executive officers of the company	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of BDO USA as the indpendent registered public accounting firm for the company for the fiscal year ending 2/2/2013	Issuer	Yes	For	For
Kroger Co	KR	501044101	6/21/12	Vote for all nominees	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Approval of PriceWaterhouseCoopers as auditors	Issuer	Yes	For	For
				A shareholder proposal if properly presented to recommend revision of Kroger's code of conduct	Security holder	Yes	Abstain	Abstain
				Shareholder proposal if properly presented to issue a report regarding extended producer responsibility for post-consurmer package recycling	Security holder	Yes	Abstain	Abstain
Best Buy	BBY	086516101	6/21/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as our independent registered public accounting firm for the fiscal year ending 2/2/13	Issuer	Yes	For	For
				To conduct an advisory vote to approve our named executive officer compensation	Issuer	Yes	Against	Against
				To approve an increase in the available number of shares under The Best Buy Co. 2008 employe stock purchase plan	Issuer	Yes	For	For
				To vote on a shareholder proposal recommending declassification of our Board of Directors, if properly presented at the meeting	Security holder	Yes	For	Against
Bed Bath & Beyond, Inc	BBBY	075896100	6/22/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of KPMG	Issuer	Yes	For	For
				To approve the 2012 incentive compensation plan paid to the company's named executive officers	Issuer	Yes	Against	Against
				To approve the 2012 incentive compensation plan	Issuer	Yes	Against	Against

HUSSMAN STRATEGIC TOTAL RETURN FUND

For shareholder meetings held from July 1, 2011 through June 30, 2012

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Exelon Corp	EXC	30161N101	11/17/11	Proposal to approve the issuance of Exelon Corporation without par value to Constellation Energy Group in connection with the meger contemplated by the merger agreement	Issuer	Yes	For	For
				Proposal to adjourn the special meeting of sharehodlers of Exelon if necessary to solicit additonal proxies if there are not sufficient votes to approve the proposal above	Issuer	Yes	For	For
Anglogold Ashanti Limited	AU	035128206	11/16/11	Financial assistance to subsidiaries and other related and inter-related entitites	Issuer	Yes	For	For
Harmony Gold	HMY	413216300	11/30/11	Vote for all nominees	Issuer	Yes	For	For
				To reappoint external auditors	Issuer	Yes	For	For
				To approve the remuneration policy	Issuer	Yes	Abstain	Abstain
				To authorise the issue of shares	Issuer	Yes	For	For
				To amend the broad-based employee share ownership plan	Issuer	Yes	For	For
				To approve directors' remuneration	Issuer	Yes	For	For
				To approve financial assistance	Issuer	Yes	For	For
Public Service Enterprise Group	PEG	744573106	04/17/12	Vote for all nominees	Issuer	Yes	For	For
				Advisory vote on approval of executive compensation	Issuer	Yes	Against	Against
				Ratification of the appointment of Deloitte & Touche as independent auditor for the year 2012	Issuer	Yes	For	For
Newmont Mining Corp	NEM	651639106	04/24/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers as the company's indpendent auditors for 2012	Issuer	Yes	For	For
				Advisory resolution to approve named executive officer compensation	Issuer	Yes	Against	Against
Exelon Corp	EXC	30161N101	04/02/12	Vote for all nominees	Issuer	Yes	For	For
				The ratification of PriceWaterhouseCoopers as Exelon's independent acountant for 2012	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
Compania de Minas Buenaventura	BVN	204448104	03/26/12	To approve the annual report as of December 31, 2011	Issuer	Yes	For	For
				To approve the financial statements as of 12/31/11 which were publicly reported and are in our web site	Issuer	Yes	For	For
				To appoint Ernst & Young as external auditors for fiscal year 2012	Issuer	Yes	For	For
				To approve the payment of a cash dividend of US$.040 per share or ADS according to the company's dividend policy	Issuer	Yes	For	For
Edison Int.	EIX	281020107	04/26/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of the independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve the company's executive compensation	Issuer	Yes	Against	Against
				Shareholder proposal regarding an independent board chairman	Security holder	Yes	Against	For
American Electric Power	AEP	025537101	04/24/12	Election of all nominees	Issuer	Yes	For	For
				Approval of the American Electric Power System senior officer incentive plan	Issuer	Yes	Against	Against
				Appointment of Deloitte&Touche as independent registered public accounting firm	Issuer	Yes	For	For
				Advisory approval of the company's executive compensaton	Issuer	Yes	Against	Against
Stillwater Mining Co	SWC	86074Q102	04/26/12	Election of all nominees	Issuer	Yes	For	For
				Approval of the Stillwater Mining Company 2012 equity incentive plan	Issuer	Yes	Against	Against
				To ratify the appointment of KPMG as the company's independent registered accounting firm for 2012	Issuer	Yes	For	For
				Advisory vote on executive officer compensation	Issuer	Yes	For	For
Barrick Gold Corp	ABX	67901108	05/02/12	Vote for all nominees	Issuer	Yes	For	For
				Resolution approving the appointment of PriceWaterhouseCoopers as the auditors of Barrick and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				Advisory resolution on executive compensation approach	Issuer	Yes	Against	Against
DTE Energy Corp	DTE	233331107	05/03/12	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				Ratify independent registerd public accounting firm PriceWaterhouseCoopers	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	For	For
				Management proposal to amend the DTE Energy Company 2006 long term incentive plan	Issuer	Yes	Against	Against
				Shareholder prosposal regarding political contributions	Security holder	Yes	For	Against
				Shareholder proposal regarding greenhouse gas emissions	Security holder	Yes	Abstain	Abstain
Ameren Corporation	AEE	023608102	04/24/12	Election of all nominees	Issuer	Yes	For	For
				Advisory approval of the compensation of the executives disclosed in the proxy statement	Issuer	Yes	Against	Against
				Ratification of PriceWaterhouseCoopers as independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				Shareholder proposal relating to report on coal combustion waste	Security holder	Yes	For	Against
				Shareholder proposal relating to report on coal-related costs and risk	Security holder	Yes	Abstain	Abstain
				Shareholder proposal relating to assessment and report on greenhouse gas and other air emissions reductions	Security holder	Yes	Abstain	Abstain
Unisource Energy Corp	UNS	909205106	05/04/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of selection of indpendent auditor for fiscal year 2012	Issuer	Yes	For	For
				Approval of an amendment to article 1 of the amended and restated articles of incorpoation of Unisource Energy Corporation to change the company's name to UNS Energy Corporation	Issuer	Yes	For	For
				Advisory (non-binding) vote to approve executive compensation	Issuer	Yes	Against	Against
Goldcorp	GG	380956409	04/26/12	Vote for all nominees	Issuer	Yes	For	For
				In respect of the appointment of Deloitte&Touche as auditors of the company and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				A resolution approving the amendment to the restricted share plan for the company	Issuer	Yes	Against	Against
				A resolution approving the resolution accepting the company's approach to executive compensation	Issuer	Yes	Against	Against
				Shareholder proposal attached as Schedule B to the management information circular accompanying voting instruction form	Security holder	Yes	Against	For
Entergy Corp	ETR	29364G103	05/04/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of selection of Deloitte&Touche as independent registered public accountants for 2012	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
Gilead Sciences Inc	GILD	375558103	05/10/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst&Young by the audit committee of the Board of Directors as the independent registered public accounting firm for the fiscal year ending 12/31/12	Issuer	Yes	For	For
				To approve on an advisory basis the compensation of Gilead's named executive officers as presented in the proxy statement	Issuer	Yes	Against	Against
				If properly presented at the meeting, to vote on a stockholder proposal requesting that the board take steps to permit stockholder action by written consent	Security holder	Yes	Abstain	Abstain
				If properly pesented at the meeting, to vote on a stockholder proposal requesting that the Board take steps to redeem Gilead's posion pill unless the plan is subject to a stockholder vote	Security holder	Yes	Abstain	Abstain
Scana Corp	SCG	80589M102	05/03/12	Vote for all nominees	Issuer	Yes	For	For
				Approval of the appointment of the independent registered public accounting firm	Issuer	Yes	For	For
				Shareholder proposal regarding repeal of the classification of the Board of Directors	Issuer	Yes	For	Against
Pinnacle West Capital Corp	PNW	723484101	05/16/12	Vote for all nominees	Issuer	Yes	For	For
				Approve the Pinnacle West Capital Corporation 2012 long term incentive plan	Issuer	Yes	Against	Against
				Vote on an advisory resolution to approve executive compensation as disclosed in the 2012 proxy statement	Issuer	Yes	For	For
				Ratify the appointment of the company's independent acountants for the year ending 12/31/12	Issuer	Yes	For	For
Agnico-Eagle Mines Limited	AEM	008474108	04/27/12	Vote for all nominees	Issuer	Yes	For	For
				Appointment of Ernst&Young as auditors of the corporation and authorizing the Directors to fix their remuneration	Issuer	Yes	For	For
				An ordinary resolution approving amendments of Agnico-Eagle's stock option plan	Issuer	Yes	Against	Against
				A non-binding advisory resolution accepting Agnico-Eagle's approach to executive compensation	Issuer	Yes	Against	Against
Randgold Resources	GOLD	752344309	04/30/12	To receive and consider the audited financial statements of the company for the year ended 12/31/11 together with the Directors' reports and the auditors' report on the financial statements	Issuer	Yes	For	For
				To declare a final dividend of US$.40 per ordinary share recommended by the Directors in respect of the financial year ended 12/31/11	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the financial year ended 12/31/11	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To re-appoint BDO as the auditor of the company	Issuer	Yes	For	For
				To authorize the directors to determine the remuneration of the auditor	Issuer	Yes	For	For
				Authority to allot shares and grant rights to subscribe for or convert any security into shares	Issuer	Yes	For	For
				Awards of ordinary shares to non-executive directors	Issuer	Yes	Against	Against
				Authority to disapply pe-emption rights	Issuer	Yes	Against	Against
				Authority for the company to purchase it own ordinary shares	Issuer	Yes	For	For
Dominion Resources Inc	D	25746U109	05/08/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of the independent auditors for 2012	Issuer	Yes	For	For
				Advisory vote on approval of executive compensation	Issuer	Yes	Against	Against
				Report assessing benefits of 15% electric generation from wind and solar by 2025	Security holder	Yes	Abstain	Abstain
				Report on policy options to encourage installation of renewable energy generation systems	Security holder	Yes	For	Against
				Report on impact of plant closures on communities	Security holder	Yes	Abstain	Abstain
				Report assessing use of coal obtained through mountaintop removal coal mining	Security holder	Yes	For	Against
				Report on impact and risks of increased extraction and use of natural gas	Security holder	Yes	Abstain	Abstain
				Report on special review of nuclear safety by committee of independent Directors	Security holder	Yes	Abstain	Abstain
Duke Energy	DUK	26441C105	05/03/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of Deloitte&Touche as Duke Energy Corporation's independent public accountant for 2012	Issuer	Yes	For	For
				Advisory vote to approve Duke Energy Corporation's named executive officer compensation	Issuer	Yes	For	For
				Amendment of the amended and restated certificate of incorporation of Duke Energy Corporation	Issuer	Yes	For	For
				Shareholder proposal regarding the issuance of a report on the financial risks of continued reliance on coal	Security holder	Yes	Abstain	Abstain
				Shareholder proposal regarding an amendment to our organizational documents to require majority voting for the election of Directors	Security holder	Yes	Against	For
First Energy	FE	337932107	05/15/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Approval of material terms of performance goals under the First Energy Corp 2007 incentive plan as required by section 162 of the Internal Revenue Code	Issuer	Yes	Against	Against
				Shareholder proposal on coal combustion waste	Security holder	Yes	For	Against
				Shareholder proposal on coal-related costs and risks	Security holder	Yes	Against	For
				Shareholder proposal on simple majority vote	Security holder	Yes	For	Against
Pepco Holdings	POM	713291102	05/18/12	Vote for all nominees	Issuer	Yes	For	For
				Proposal to approve, on an advisory basis, the company's executive compensation	Issuer	Yes	Against	Against
				Proposal to approve the Pepco Holdings 2012 long term incentive plan	Issuer	Yes	Against	Against
				Proposal to approve the performance goal criteria under the Pepco Holdings long term incentive plan	Issuer	Yes	Against	Against
				Proposal to approve the Pepco Holdings amended and restated annual executive incentive compensation plan	Issuer	Yes	Against	Against
				Proposal to ratify the appointment of PriceWaterhouseCoopers as the independent registered public accounting firm of the company for 2012	Issuer	Yes	For	For
Nextera Energy Inc	NEE	651639106	05/25/12	Vote for all nominees		Yes	For	For
				Ratification of appointment of Deloitte&Touche as Nextera Energy's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Approval by non-binding advisory vote of Nextera Energy's compensation of its named executive officers as disclosed in the proxy statement	Issuer	Yes	Against	Against
PPL Corporation	PPL	69351T106	05/16/12	Election of all nominees	Issuer	Yes	For	For
				Approval of the PPL Corporation 2012 stock incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				Director election majority vote	Security holder	Yes	For	Against
Anglogold Ashanti Limited	AU	035128206	05/10/12	Re-appointment of Ernst & Young as auditors of the company	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				General authority to directors to allot and issue ordinary shares	Issuer	Yes	For	For
				General authority to directors to issue for cash, those ordinary shares which the directors are authorized to allot and issue interms of ordinary resolution number 10	Issuer	Yes	For	For
				Endorsement of the remuneration policy	Issuer	Yes	Against	Against
				Increase in non-executive directors' remuneration for their service as directors	Issuer	Yes	For	For
				Increase in non-executive directors' fees for board and statutory committee meetings	Issuer	Yes	For	For
				Acquisition of the company's own shares	Issuer	Yes	For	For
Gold Fields	GFI	38059T106	05/14/12	Reappointment of auditors	Issuer	Yes	For	For
				Election of all nominees	Issuer	Yes	For	For
				Approval for the issue of authorised but unissued ordinary shares	Issuer	Yes	For	For
				Approval for the issuing of equity securites for cash	Issuer	Yes	For	For
				Approval for the Gold Field limited 2012 share plan	Issuer	Yes	Abstain	Abstain
				Approval for the renumeration of non-executive directors	Issuer	Yes	Abstain	Abstain
				Approval for the company to grant finacial assistance in terms of sections 44 and 45 of the Act	Issuer	Yes	Abstain	Abstain
				Cancellation of preference shares	Issuer	Yes	Abstain	Abstain
				Acquisition of the company's own shares	Issuer	Yes	For	For
				Approval of a new memorandum of incorporation	Issuer	Yes	Abstain	Abstain

HUSSMAN STRATEGIC INTERNATIONAL FUND

For shareholder meetings held from July 1, 2011 through June 30, 2012

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Vodafone Group	VOD	B197PF8	7/26/11	To receive the company's accounts and reports of the directors and the auditor for the year ended 3/31/11	Issuer	Yes	For	For
				Elect all nominees	Issuer	Yes	For	For
				To approve a final dividend of 6.05p per ordinary share	Issuer	Yes	For	For
				To approve the remuneration report of the board for the year ended 3/31/11	Issuer	Yes	For	For
				To re-appoint Deloitte as auditor	Issuer	Yes	For	For
				To authorise the audit committeee to determine the remuneration of the auditor	Issuer	Yes	For	For
				To authorise the directors to allot shares	Issuer	Yes	For	For
				To authorise the Directors to disapply pre-emption rights	Issuer	Yes	Against	Against
				To authorise the company to purchase its own shares	Issuer	Yes	For	For
				To authorise the calling of a general meeting other than an annual general meeting on not less than 14 days per notice	Issuer	Yes	For	For
Wipro Limited	WIT	2646123	7/19/11	Adoption of report and accounts as of 3/31/11	Issuer	Yes	For	For
				Confirmation of payment of interim dividend on equity shares and declaration of final dividend on equity shares	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Modification of the terms of appointment and payment of remunerations	Issuer	Yes	For	For
				Modification of the terms of appointment and payment of remunerations	Issuer	Yes	For	For
				Payment of remuneration by way of commission to non-executive Director	Issuer	Yes	For	For
Portugal Telecom	PT	2696076	7/26/11	To resolve on the amendment of the following articles of Portugal Telecom SGPS S.A. bylaws: article fifth, article 21st, articles 32, article 35, all as more fully described in the proxy statement	Issuer	Yes	For	For

To resolve on the amendment to paragraph 2 of article 20 which considering the revocation of paragraph 2 of article 19 is replaced as follows:The members of the executive committee are chosen by the Board of Directors amongst its members
					Issuer	Yes	For	For
Trina Solar Limited	TSL	B1L87F3	9/13/11	Vote for all nominees	Issuer	Yes	For	For
				Appointment of the independent auditor Deloitte Touche Tohmatsu for the fiscal year 2011	Issuer	Yes	For	For
Phillippine Long Distance Telephone Co	PHI	2685654	9/20/11	Approval of amendments to the seventh article of the articles of incorporation of the company consiting of the sub-classification of the authorized preferred capital stock	Issuer	Yes	For	For
3SBIO	SSRX	B1Q78B8	9/20/11	Vote for all nominees	Issuer	Yes	For	For
				Ratify the appointment of Ernst&Young as the independent registered public accounting firm for fiscal year ending 12/31/11	Issuer	Yes	For	For
Unilever	UN	2416542	9/16/11	Authorisation of the Board of Directors to purchase 6% cumulative preference shares and 7% cumulative preference shares	Issuer	Yes	For	For
Infosys Technologies	INFY	2398822	10/18/11	Ordinary resolution to revoke the resolution passed by the shareholders at the annual general meeting held on 6/12/2004	Issuer	Yes	For	For
				Special resolutions to approve a restricted stock units plan 2011 and to grant restricted stock units thereunder to eligible employees of the company	Issuer	Yes	Against	Against
				Special resolution to approve grant of RSUS under the 2011 RSU plan toeligible employees of the subsidiary companies	Issuer	Yes	Against	Against
China Petroleum & Chemical	SNP	2639189	10/12/11	To review and approve the resolution on the issuance of domestic corporate bonds and other related matters(see below)	Issuer	Yes	For	For
				Review and approve the resolution on the issuance of domestic corporate bonds	Issuer	Yes	For	For
				To authorise the Board to deal with matters in relation to the issue of domestic corporate bonds	Issuer	Yes	For	For
				To review and approve the resolution on the issuance of A shares convertible corporate bonds and other related matters term by term(see individual items below)	Issuer	Yes	For	For
				Type of securities to be issued	Issuer	Yes	For	For
				Issuance size	Issuer	Yes	For	For
				Nominal value and issuance price	Issuer	Yes	For	For
				Term	Issuer	Yes	For	For
				Interest rate	Issuer	Yes	For	For
				Method and timing of interest payment	Issuer	Yes	For	For
				Conversion period	Issuer	Yes	For	For
				Determination and adjustment of conversion price	Issuer	Yes	For	For
				Downward adjustment to conversion price	Issuer	Yes	For	For
				Conversion methold of fractional share	Issuer	Yes	For	For
				Terms of redemption	Issuer	Yes	For	For
				Terms of sale back	Issuer	Yes	For	For
				Dividend rights of the year of converison	Issuer	Yes	For	For
				Method of issuance and target subscribers	Issuer	Yes	For	For
				Subscription arrangement of existing shareholders	Issuer	Yes	For	For
				CB Holders and CB holders' meetings	Issuer	Yes	For	For
				Use of proceeds from the issuance of the convertible bonds	Issuer	Yes	For	For
				Guarantee	Issuer	Yes	For	For
				Validity period of the resolutions in relation to the issuance of the convertible bonds	Issuer	Yes	For	For
				Matters relating to authorisation in relation to the issuance of the convertible bonds	Issuer	Yes	For	For
				Feasibility analysis report on the use of proceeeds from the issuance of the convertible bonds	Issuer	Yes	For	For
				Report on the use of proceeds from last issuance of securities	Issuer	Yes	For	For
Telecom Corp of New Zealand	NZT	2881366	10/26/11	That the separation arrangment plan be and is hereby approved, all as more fully described in the proxy statement	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				That the directors be authorized to fix the remuneration of the auditors, KPMG	Issuer	Yes	For	For
BHP Billiton PLC	BHP	05545E209	10/20/11	To receive the 2011 financial statements and reports	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Reappoint KPMG as the auditor	Issuer	Yes	For	For
				To renew the general authority to issue shares in BHP Billiton	Issuer	Yes	For	For
				To approve the authority to issue shares in BHP Billiton	Issuer	Yes	For	For
				To approve the repurchase of shares in BHP Billiton	Issuer	Yes	For	For
				To approve the 2011 remuneration report	Issuer	Yes	For	For
				To approve termination benefits for group management committeee members	Issuer	Yes	For	For
				To approve the grant of awards under the GIS and the LTIP	Issuer	Yes	For	For
Telecom Argentina	TEO	2878829	12/15/11	Appointment of two shareholders to approve and sign the minutes of the meeting	Issuer	Yes	For	For

Consideration of the creation of a global program for the issuance and re-issuance of 30 day to 30 year negotiable obligations not convertible into stock, denominated in pesos, U.S. dollars or any other currency with a common guarantee in different classes and/or series which may be reissued upon cancelation; for a maximum aggregate amount outstanding at any time during the term of the program of up to 500 hundred million U.S. dollars or the equivalent therof in other  currencies.  The term of the program shall be 5 years as from the date of the resolution that authorized the program.  Determination of the use of proceeds derived from the placement of the negotiable obligations issued and reissued under the program.
					Issuer	Yes	Against	Against

Delegation to the Board of Directors  of ample powers to decide on the terms and conditions of the program which have not been set forth by the shareholders' meeting as well as to determine the dates of issuance and re-issuance of the negotiable obligations under each class or series to be issued thereunder and on all issuance and re-issuance condtions, within the maximum amount and the payment terms set forth including without limitation, issue date and currency; nominal value; price, interest rate, placement and payment methods and conditons' feature of certificates representing the negotiable obligations; specific use of proceeds within the options established by the shareholders' meeting; election of Trustee and the implementation of the program and the classes or series of notes thereunder to request from the relevant local and foreign entities and markets the public offering and listing authorizations for the program and the notes to be issued thereunder and to designate attorneys-in-fact to act in all proceedings related to the decisions  approved by the shareholders' meeting with respect to the program.  Authorization to the Board of Directors to sub-delegate to some of its members and/or executive officers the authority delegated by the shareholders' meeting purusant to the provisions of Chapter  11 section 1 and chapter VI section 74
					Issuer	Yes	Against	Against

Consideration of the delegation of authority to the Board of Directors to convert class common"C" book entry shares with a par value of $1 each and one vote per share into the same number of Class "B" common book entry shares with a par vlue of $1 each and one vote per share.  There will be one or more conversion dates based on the conversion rquests submitted by class "C" shareholders or the court orders ruling on such conversion.  Authorization to the Board of Directors to sub-delegate to some of  its members and/or executive officers the powers granted to it by the shareholders; meeting and to appoint the individuals authorized to take any steps in relation to the transfer of the public offering and listing authorizations for the shares approved for conversion
					Issuer	Yes	Against	Against
Novartis	NVS	66987V109	2/23/12	Approval of the annual report, the financial statements of Novartis AG and the group consolidated financial statements for the business year 2011	Issuer	Yes	For	For
				Discharge from liability of the members of the Board of Directors and the executive committee	Issuer	Yes	For	For
				Appropriation of available earnings of Novartis and declaration of dividend	Issuer	Yes	For	For
				Reduction of share capital	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Appointment of the auditor	Issuer	Yes	For	For
				Additional and/or counter proposals presented at the meeting	Issuer	Yes	Abstain	Abstain
Phillippine Long Distance Telephone Co	PHI	2685654	3/22/12
Approval of the amendments to the 7th article of the articles of incorporation of the company consisting of the sub-classification of the authorized preferred Capital stock all as more fully described in the proxy statement
					Issuer	Yes	For	For
H. Lundbeck A/S		5687431	3/29/12	Report from the Board(not subject to resolution)	Issuer	Yes	For	For
				Presentation and adoption of the annual report	Issuer	Yes	For	For
				Approval of remuneration for the Board of Directors for the current financial year	Issuer	Yes	For	For
				Resolution on the appropriation of profit or loss as recorded in the adopted annual report	Issuer	Yes	For	For
				Election of members to the Board of Directors	Issuer	Yes	For	For
				Proposal that Deloitte should be reelected	Issuer	Yes	For	For
				Adoption of amendment to the remuneration guidelines for the Board of Directors and the Executive Management	Issuer	Yes	Abstain	Abstain
				Proposal that new article 4.5 be inserted in the articles of association	Issuer	Yes	Abstain	Abstain
				Proposal that the email address in article 16.3 is changed	Issuer	Yes	For	For
				Proposal that the company be authorized to acquire own shares	Issuer	Yes	For	For
				Proposal that the chairman of the General meeting be authorized to make registration of the adopted amendments	Issuer	Yes	For	For
				Any other business (not subject to resolution)	Issuer	Yes	For	For
Swisscom	SCMWY	2291794	4/4/12	Approval of the annual report financial statements for Swisscom and consolidated financial statement for fiscal year 2011	Issuer	Yes	For	For
				Consultative vote on the 2011 remuneration report	Issuer	Yes	For	For
				Appropriation of retained earnings and declaration of dividend	Issuer	Yes	For	For
				Discharge of the members of the board of Directors and the group executive board	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Re-election of the statutory auditors	Issuer	Yes	For	For
Netease, Inc.	NTES	2606440	3/29/12
To approve, as special resolution, that the name of netease.com is hereby changed with immediate effect to Netease Inc. and that the officers be, and each of them hereby is authorized and directed to file this resolution with the registrar of companies of the Cayman Islands and to take such other actions as they shall deem necessary to effect the foregoing
					Issuer	Yes	For	For
Smith & Nephew	SNN	2615565	4/12/12	To adopt the report and accounts	Issuer	Yes	For	For
				To approve the remuneration report	Issuer	Yes	For	For
				To declare a final dividend	Issuer	Yes	For	For
				Re-election of Directors	Issuer	Yes	For	For
				To reappoint the auditors	Issuer	Yes	For	For
				To authorise the Directors to determine the remuneration of the auditors	Issuer	Yes	For	For
				To renew the Directors' authority to allot shares	Issuer	Yes	For	For
				To approve the Smith& Newphew Sharesave plan 2012	Issuer	Yes	For	For
				To approve the Smith& Nephew International sharersave plan 2012	Issuer	Yes	For	For
				To renew the Directors' authority for the disapplication of pre-emption rights	Issuer	Yes	Against	Against
				To renew the Directors' limited authority to make market purchases of the Company's own shares	Issuer	Yes	For	For
				To authorise general meetings to be held on 14 days' notice	Issuer	Yes	For	For
ASML Holding N.V.	ASML	2242253	4/25/12	Discussion of the 2011 annual report and proposal to adopt the statutory annual accounts for the financial year 2011 as prepared in accordance with Dutch law	Issuer	Yes	For	For
				Proposal to discharge the members of the Board of Management from liability for their responsibilities in the fiscal year 2011	Issuer	Yes	For	For
				Proposal to discharge the members of the supervisory board from liability for their responsibilities in the fiscal year 2011	Issuer	Yes	For	For
				Proposal to adopt a dividend of Eruo 46 per ordinary share	Issuer	Yes	For	For
				Proposal to approve the number of performance shares for the Board of management and authorization of the Board of management to issue the shares	Issuer	Yes	For	For
				Proposal to approve the number of stock options respectively shares, for employees and authroization of the Board of Management to issue the stock optiions respectively shares	Issuer	Yes	Against	Against
				Composition of the Board of management	Issuer	Yes
				Vote for all nominees	Issuer	Yes	For	For
				Proposal to apppoint the external auditor for the reporting year 2013	Issuer	Yes	For	For
				Proposal to authorize the Board of management to issue shares which authorization is limited to 5% of the issued capital	Issuer	Yes	For	For
				Proposal to authorize the Board of management to restrict or exclude the pre-emption rights accruing to shareholders in connection with agenda item 14a	Issuer	Yes	Against	Against

Proposal to authorize the Board of management to issue rights to subscribe for shares, for an additonal 5% of the issued capital, only to be used in connection with mergers, acquistions and/or strategic alliances
					Issuer	Yes	For	For
				Proposal to authorize the Board of managmnet to restrict or exclude the pre-emption rights accruing to shareholders in connection with agenda ietm 14c	Issuer	Yes	Against	Against
				Proposal to authorize the Board of management to acquire shares in the company's capital	Issuer	Yes	For	For
				Proposal to authorize the Board of management to acquire additonal shares in the company's capital	Issuer	Yes	For	For
				Proposal to cancel ordinary shares to be repurchased by the company	Issuer	Yes	For	For
				Any other business (not subject to resolution)	Issuer	Yes
Nestle	NSRGY	B014JG9	4/19/12	Approval of the annual report	Issuer	Yes	For	For
				Acceptance of the compensation report	Issuer	Yes	Abstain	Abstain
				Release of the members of the board of Directors and of management	Issuer	Yes	For	For
				Appropriation of profits resulting from the balance sheet of Nestle S.A.(proposed dividend) for fiscal year 2011	Issuer	Yes	For	For
				Re-election of Directors	Issuer	Yes	For	For
				Statutory auditors	Issuer	Yes	For	For
				Capital reduction (by cancellation of shares)	Issuer	Yes	For	For
				In the event of a new or modified proposal by a shareholder during the annual general meeting I instruct in favor of the proposal of the Board of Directors	Issuer	Yes	Abstain	Abstain
				Give proxy to independent representative	Issuer	Yes	Against	Against
Enersis	ENI	2314947	4/26/12	Approval of annual report	Issuer	Yes	For	For
				Approval of profits and dividends distribution	Issuer	Yes	For	For
				Compensation for the Board of Directors	Issuer	Yes	For	For
				Compensation for the Directors' committee and approval of their 2012 budget	Issuer	Yes	For	For
				Information on the Board of Directors' committee and approval of their 2012 budget	Issuer	Yes	For	For
				Appointment of an external auditing firm governed by Chapter 28 of Securities Market Law	Issuer	Yes	For	For
				Election of two account inspectors and their substitutes, as well as their compensation	Issuer	Yes	For	For
				Appointment of risk rating agencies	Issuer	Yes	For	For
				Approval of investment and financing policy	Issuer	Yes	For	For
				Information on the company's dividend policy and procedure for dividend distributions	Issuer	Yes	For	For
				Information on Board resolutions, in connection with transactions or contracts	Issuer	Yes	For	For
				Information on the processing, printing and release costs of information	Issuer	Yes	for	For
				Other matters of interest and competance of the ordinary shareholders's meeting	Issuer	Yes	For	For
				Other necessary resolutions for the proper implemenation of the above mentioned agreements	Issuer	Yes	For	For
Astrazeneca	AZN	046353108	4/26/12	To receive the company's accounts and the reports of the Directors and auditor for the year ended 12/31/11	Issuer	Yes	For	For
				To confirm dividends	Issuer	Yes	For	For
				To re-appoint KPMG as auditor	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 12/31/11	Issuer	Yes	Abstain	Abstain
				To authorise limited EU politcal donations	Issuer	Yes	For	For
				To authorise the Directors to allot shares	Issuer	Yes	For	For
				To approve the New SAYE scheme	Issuer	Yes	For	For
				To authorise the Directors to disappply pre-emption rights	Issuer	Yes	Against	Against
				To authorise the company to purchase its own shares	Issuer	Yes	For	For
				To reduce the notice period for general meetings	Issuer	Yes	For	For
Gruma	GMK	2308984	4/26/12	Presentation of the reports referred to by article 28, including finacial statements for fiscal year commencing on 1/1 and ending 12/31/11 for their discussion, and as the case may be approval	Issuer	Yes	For	For
Glaxosmithkline	GSK	2374112	5/3/12	To receive and adopt the Directors' report and the financial statements	Issuer	Yes	For	For
				To approve the remuneration report	Issuer	Yes	For	For
				To re-elect all nominees	Issuer	Yes	For	For
				To re-appoint auditors	Issuer	Yes	For	For
				To determine remuneration of auditors	Issuer	Yes	For	For
				To authorise the company and its subsidiaries to make donations to politcal organisations and incur political expenditure	Issuer	Yes	Abstain	Abstain
				To authorise allotment of shares	Issuer	Yes	For	For
				To disapply pre-emption rights	Issuer	Yes	Against	Against
				To authorise the company to purchase its own shares	Issuer	Yes	For	For
				To authorise exemption from statement of name and senior statutory auditor	Issuer	Yes	For	For
				To authorise reduced notice of a general meeting other than an AGM	Issuer	Yes	For	For
				To renew the GSK sharesave plan	Issuer	Yes	For	For
				To renew the GSK sharereward plan	Issuer	Yes	Abstain	Abstain
				Vote for all nominees	Issuer	Yes	For	For
Tim Hortons Inc	THI	B4ST3S5	5/10/12	To reappoint PriceWaterhouseCoopers as the independent auditor for the fiscal year ending 12/30/12	Issuer	Yes	For	For
				To reconfirm the shareholder rights plan	Issuer	Yes	For	For
				To approve the 2012 stock incentive plan	Issuer	Yes	Against	Against
				Shareholder proposal regarding cage-free animals	Security holder	Yes	For	Against
Unilever	UN	2416542	5/9/12	Consideration of the annual report for the 2011 financial year	Issuer	Yes	For	For
				To adopt the annual accounts and appropriation of the profit for the 2011 financial year	Issuer	Yes	For	For
				To discharge the Executive Directors in office in the 2011 financial year for the fulfillment of their task	Issuer	Yes	For	For
				To discharge the non-executive Directors in office in the 2011 financial year for the fulfillment of their task	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To amend the company's articles of association	Issuer	Yes	For	For
				To authorise the Board of Directors to purchase ordinary shares and depositary receipts thereof in the share capital of the company	Issuer	Yes	For	For
				To reduce the capital with respect to ordinary shares and depoistary receipts thereof held by the company in its own share capital	Issuer	Yes	For	For
				To designate the Board of Directors as the company body authorised to issue shares in the company	Issuer	Yes	For	For
				To appoint PriceWaterhouseCoopers as auditors for the 2012 financial year	Issuer	Yes	For	For
SANOFI	SNY	2964557	5/4/12	Approval of the individual company financial statements for the year ended 12/31/11	Issuer	Yes	For	For
				Approval of the consolidated financial statements for the year ended 12/31/11	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Ratification of the transfer of the registered office	Issuer	Yes	For	For
				Authorization to the board of directors to carry out transactions in shares issued by the company	Issuer	Yes	For	For
				Delegation to the Board of Directors of authority to allot existing or new consideration-free shares to some or all salaried employees and corporate officers of the group	Issuer	Yes	For	For
				Powers for formalities	Issuer	Yes	For	For
Companhia de Saneamento Basico do Estado	SBS	2945927	4/23/12	Approval of codec reports on the adjustment of the compensation of executive officers	Issuer	Yes	For	For
				Amendment of bylaws	Issuer	Yes	For	For
				Examination of annual management reprot for year ended 12/31/11	Issuer	Yes	For	For
				Resolve on the allocation of net income for the 2011 fiscal year	Issuer	Yes	For	For
				Election of the memebers of the Board of Directors and the sitting and alternate members of the fiscal council and establishment of their compensation	Issuer	Yes	For	For
Telecom Argentina	TEO	2878829	4/27/12	Appointment of two shareholders to approve and sign the minutes of the meeting	Issuer	Yes	For	For
				Review the documents provided	Issuer	Yes	For	For
				Analysis of the allocation of retained earnings	Issuer	Yes	For	For
				Performance review of the members of the Board of Directors from 4/7/11 to date of this meeting	Issuer	Yes	For	For
				Review Board of Directors' compensation	Issuer	Yes	For	For
				Authorize the Board of Directors to make advance payments of fees	Issuer	Yes	For	For
				Review of the Supervisory Committee's compensation for the services rendered during fiscal year 2011	Issuer	Yes	For	For
				Decide the number of members and alternate members of the Supervisory Committee for fiscal year 2012	Issuer	Yes	For	For
				Election of members of the Supervisory Committee	Issuer	Yes	For	For
				Election of alternate members of the Supervisory Committee	Issuer	Yes	For	For
				Authorize the Board of Directors to make advance payments of fees	Issuer	Yes	For	For
				Appointment of independent auditors for fiscal year 2012 financial statements and determination of their compensation as well as of the compensation due to those acting in fiscal year 2011	Issuer	Yes	For	For
ENI SPA	E	2297435	4/30/12	ENI Financial statements at 12/31/2011 reports	Issuer	Yes	For	For
				Allocation of net profit	Issuer	Yes	For	For
				Remuneration report	Issuer	Yes	Abstain	Abstain
				Amendment of bylaws	Issuer	Yes	For	For
Total SA	TOT	2898032	5/11/12	Approval of parent company financial statements dated 12/31/11	Issuer	Yes	For	For
				Approval of consolidated financial statments dated 12/31/11	Issuer	Yes	For	For
				Allocation of earnings, declaration of dividend	Issuer	Yes	For	For
				Authorization for Board of Directors to trade in shares of the company	Issuer	Yes	For	For
				Renewal of the Directors	Issuer	Yes	For	For
				Commitments under article 225-421 of the French commercial code	Issuer	Yes	For	For
				Delegation of authority granted to the Board of Directors to increase share capital by issuing common shares without preferential subscription rights	Issuer	Yes	For	For
				Concerns share capital by issuing common shares providing access ot share capital	Issuer	Yes	For	For
				Delegation of authority granted to the Board of Directors to increase the number of securities to be issued, in the event of surplus demand in case of increase share capital	Issuer	Yes	Against	Against
				Delegation of powers granted to increase capital	Issuer	Yes	For	For
				Delegation of authority granted to Board of Directors to increase share capital	Issuer	Yes	For	For
				Increase capital reserved for categories of beneficiaries in a trancation reserved for employees without preferential subscription right	Issuer	Yes	Against	Against
				Authorization of Board to reduce capital by canceling shres	Issuer	Yes	For	For
				Compensation of Directors vs. Employees	Issuer	Yes	Against	Against
				The establishment of a loyalty dividend for shareholders holding registered shares for at least two years	Issuer	Yes	Against	Against
Nestle	NSRGY	B014JG9	4/19/12	Approval of the financial statements	Issuer	Yes	For	For
				Acceptance of the compensation report	Issuer	Yes	Abstain	Abstain
				Release of the members of the board of Directors and of management	Issuer	Yes	For	For
				Appropriation of profits resulting from the balance sheet of Nestle for financial year 2011	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Capital reduction(by cancellation of shares)	Issuer	Yes	For	For
				With regard to any new shareholder proposals the representative may vote in favor of the proposal of the Board of Directors	Issuer	Yes	Abstain	Abstain
				Proxy representative	Issuer	Yes	Against	Against
America Movil	AMOV	2723929	4/25/12	Report of chief executive officer	Issuer	Yes	For	For
				The report of Board of Directors	Issuer	Yes	For	For
				Annual report	Issuer	Yes	For	For
				Annual audit report	Issuer	Yes	For	For
				Financial statements	Issuer	Yes	For	For
				Annual report to the company's share repurchase program	Issuer	Yes	For	For
				Tax law regulations	Issuer	Yes	For	For
				Appointment of Chief Executive Officer	Issuer	Yes	For	For
				Ratification of performance of exec, audit and corp practices	Issuer	Yes	For	For
				Increase the outstanding amount to repurchase shares	Issuer	Yes	For	For
				Appointment of delegates	Issuer	Yes	For	For
Royal Dutch Shell	RDS/A	B03MM62	5/22/12	Adoption of annual report and accounts	Issuer	Yes	For	For
				Approval of remuneration report	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Re-appointment of auditors	Issuer	Yes	For	For
				Remuneration of auditors	Issuer	Yes	For	For
				Authority to allot shares	Issuer	Yes	For	For
				Disapplication of pre-emption rights	Issuer	Yes	Against	Against
				Authority to purchase own shares	Issuer	Yes	For	For
				Authority for certain donations and expenditures	Issuer	Yes	Abstain	Abstain
Ensco	ESV	B57S1N1	5/22/12	Vote for all nominees	Issuer	Yes	For	For
				Re-appointment of KPMG as independent registered public accounting firm	Issuer	Yes	For	For
				Re-appoint KPMG Audit PLC as our UK statutory auditors under the UK Companies Act 2006	Issuer	Yes	For	For
				To authorize the audit committee to determine our U.K. Statutory auditors' remuneration	Issuer	Yes	For	For
				Approve our 2012 long term incentive plan	Issuer	Yes	Against	Against
				A non-binding advisory approval of the compensation of our named executive officers	Issuer	Yes	Against	Against
Embotelladora Andina S.A.	AKO/B	2299776	4/27/12	The annual report and consolidated statements of financial position as well as report of indpendent auditors	Issuer	Yes	For	For
				Earnings distribution and dividend payments	Issuer	Yes	For	For
				Present company dividend distribution policy and inform about the distribution and payment procedures utilized	Issuer	Yes	Abstain	Abstain
				Complete renewal of the company's Board of Directors	Issuer	Yes	For	For
				Determine the compensation for Directors, members of Directors' committee, and members of audit committee; activities of such committees during 2011, their annual report & expenses incurred	Issuer	Yes	For	For
				Appoint the company's indpendent auditors for the year 2012	Issuer	Yes	For	For
				Appoint the company's rating agencies	Issuer	Yes	For	For
				Report on Board agreements in accordance with articles 146 and forward of the Chilean corporate law, regarding operations that took place after the last general shareholders' meeting	Issuer	Yes	For	For
				In general to resolve every other matter under its competency and any other matter of company interest	Issuer	Yes	For	For
				Approval of distribution of profits, all as more fully described in the proxy statement	Issuer	Yes	For	For
SAP AG	SAP	2775135	5/23/12	Resolution on retained earnings		Yes	For	For
				Resolution on exec board	Issuer	Yes	For	For
				Resolution on acts of supervisory board	Issuer	Yes	For	For
				Resolution on exec compensation	Issuer	Yes	Abstain	Abstain
				Appointment of auditors	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				Cancellation of contigent capital 111 and contingent capital 111A and amend sections 4,19, 23 of articles of incorporation	Issuer	Yes	For	For
Taiwan Semiconductor	TSM	874039100	6/12/12	Directors recommend a vote for election of all nominees	Issuer	Yes	For	For
				To accept 2011 business report and financial statements	Issuer	Yes	For	For
				To approve the proposal for distribution of 2011 profits	Issuer	Yes	For	For
				To revise the articles of incorporation	Issuer	Yes	For	For
				To revise the rules for election of Directors	Issuer	Yes	For	For
Nippon Telegraph	NTT	2639996	6/22/12	Distribution of retained earnings as dividends year end dividends	Issuer	Yes	For	For
				Election of 12 Directors	Issuer	Yes	For	For
				Election of two corporate Auditors	Issuer	Yes	For	For
Advanced Semiconductor	ASX	2646521	6/21/12	Ratification of the company's 2011 financial statements	Issuer	Yes	For	For
				Ratification of 2011 earnings distribution proposal	Issuer	Yes	For	For
				Discussion of issuance of new shares for stock dividends from retained earnings increase	Issuer	Yes	For	For
				Discussions of issuance of overseas private placement of convertible bonds	Issuer	Yes	For	For
				Discussions of revison of the company's procedure for the acqusition or disposal of assets	Issuer	Yes	For	For
				Discussions of revison of the company's rules governing the election of Directors and supervisors	Issuer	Yes	For	For
				Discussions of revsion of the company's rules of procedure for the shareholders' meeting	Issuer	Yes	For	For
				Discussions of revsion of the company's articles of incorporation	Issuer	Yes	For	For
				Elections: re-election of Directors and supervisors	Issuer	Yes	For	For
				Other proposals: agreement to release the company's newly elected Directors from the non-competition restriction	Issuer	Yes	For	For
Embotelladora Andina	AKO/B	2299776	6/25/12	Approval of the merger of Embotelladoras Coca-cola Polar and Embotelladora Andina	Issuer	Yes	For	For
				Approval of an increase in the number of directors in the company from 7 to 14	Issuer	Yes	For	For
				Complete renewal of the Board if applicable	Issuer	Yes	For	For

HUSSMAN STRATEGIC DIVIDEND VALUE FUND

For shareholder meetings held from July 1, 2011 through June 30, 2012

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Eli Lilly & Co	LLY	532457108	4/16/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment by the audit committee of the Board of Directors of Ernst&Young as principal indpendent auditor for 2012	Issuer	Yes	For	For
				Approve, by non-binding vote, compensation paid to the company's named executive officers	Issuer	Yes	Against	Against
				Approve amendments to the articles of incorporation to provide for annual election of all Directors	Issuer	Yes	For	For
				Approve amendments to the articles of incorporation to eliminate all supermajority voting requirements	Issuer	Yes	For	For
				Proposal by shareholders requesting that the company establish a majority vote committee	Security holder	Yes	Against	For
				Proposal by shareholders on transparency in animal research	Security holder	Yes	For	Against
Coca-Cola Company	KO	191216100	4/25/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Ernst& Young as indpendent auditors	Issuer	Yes	For	For
				Advisory vote to approve exxecutive compensation	Issuer	Yes	Against	Against
Strayer Corp	STRA	863236105	4/24/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers as the independent registered public accounting firm	Issuer	Yes	For	For
				To approve on an advisory basis the compensation of the named executive officers	Issuer	Yes	For	For
Avery Dennison Corp	AVY	53611109	4/26/12	Election of all nominees	Issuer	Yes	For	For
				Approval on an advisory basis of the company's executive compensation	Issuer	Yes	Against	Against
				Approval of the company's amended and restated stock option and incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of PriceWaterhouseCoopers as the company's independent auditor for the 2012 fiscal year	Issuer	Yes	For	For
Kellogg Co	K	487836108	4/20/12	Election of all nominees	Issuer	Yes	For	For
				Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				Ratification fo the appointment of PriceWaterhouseCoopers as Kellogg's independent registered public accounting firm for fiscal year 2012	Issuer	Yes	For	For
				Shareowner proposal regarding classified board	Security holder	Yes	For	Against
				Shareowner proposal concerning simple majority vote	Security holder	Yes	For	Against
Astrazeneca	AZN	046353108	4/26/12	To receive the company's accounts and the reports of the Directors and auditor for the year ended 12/31/11	Issuer	Yes	For	For
				To confirm dividends	Issuer	Yes	For	For
				To re-appoint KPMG as auditor	Issuer	Yes	For	For
				Vote for all nominees	Issuer	Yes	For	For
				To approve the Directors' remuneration report for the year ended 12/31/11	Issuer	Yes	Abstain	Abstain
				To authorise limited EU politcal donations	Issuer	Yes	For	For
				To authorise the Directors to allot shares	Issuer	Yes	For	For
				To approve the New SAYE scheme	Issuer	Yes	For	For
				To authorise the Directors to disappply pre-emption rights	Issuer	Yes	Against	Against
				To authorise the company to purchase its own shares	Issuer	Yes	For	For
				To reduce the notice period for general meetings	Issuer	Yes	For	For
Kimberly-Clark Corp	KMB	494368103	5/3/12	Election of all nominees		Yes	For	For
				Ratification of Auditors	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
Illinois Tool Works	ITW	452308109	5/4/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte&Touche as ITW's independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
3M Co	MMM	88579Y101	5/8/12	Election of all nominees	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers as the independent registered public accounting firm	Issuer	Yes	For	For
				Advisory approval of executive compensaton	Issuer	Yes	Against	Against
				To approve the 2012 amended and resated general employee stock purchase plan	Issuer	Yes	For	For
				To approve the amended 2008 long term incentive plan	Issuer	Yes	Against	Against
				Stockholder proposal on lobbying	Security holder	Yes	Abstain	Abstain
				Stockholder proposal to prohibit political spending from corporate treasury funds	Security holder	Yes	For	Against
				Stockholder proposal on independent board chairman	Security holder	Yes	Against	For
Hasbro	HAS	418056107	5/17/12	Vote for all nominees	Issuer	Yes	For	For
				The adoption on an advisory basis of a resolution approving the compensation of the named excutive officers of Hasbro	Issuer	Yes	Against	Against
				Ratification of the selection of KPMG as Hasbro's independent registered public accounting firm for fiscal 2012	Issuer	Yes	For	For
Avon	AVP	54303102	5/3/12	Election of all nominees	Issuer	Yes	for	For
				Advisory vote to approve executive compensation	Issuer	Yes	For	For
				Ratification of the appointment of independent registered public accounting firm	Issuer	Yes	For	For
Safeway	SWY	786514208	5/15/12	Election of all nominees	Issuer	Yes	For	For
				Non-binding advisory approval of the company's executive compensation	Issuer	Yes	Against	Against
				Re-approval of the amended and restated capital performance bonus plan	Issuer	Yes	Against	Against
				Ratification of appointment of Deloitte&Touche as the company's independent registered public accounting firm	Issuer	Yes	For	For
				Stockholder proposal requesting cumulative voting	Security holder	Yes	Against	For
				Stockholder proposal regarding accelrated vesting of equity awards	Security holder	Yes	Abstain	Abstain
				Stockholder proposal regarding succession planning	Security holder	Yes	Abstain	Abstain
AT&T	T	00206R102	4/27/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent auditors	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Against	Against
				Amend certificate of incorporation	Issuer	Yes	For	For
				Political contributions report	Security holder	Yes	For	Against
				Limit wireless network management	Security holder	Yes	Abstain	Abstain
				Independent Board Chairman	Security holder	Yes	Against	For
Pfizer	PFE	717081103	4/26/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify the selection of KPMG as independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Abstain	Abstain
				Shareholder proposal regarding publication of political contributions	Security holder	Yes	For	Against
				Shareholder proposal regarding action by written consent	Security holder	Yes	Against	For
				Shareholder proposal regarding special shareholder meetings	Security holder	Yes	Against	For
				Shareholder proposal regarding advisory vote on director pay	Security holder	Yes	Abstain	Abstain
Abbott Laboratories	ABT	002824100	4/27/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of Deloitte&Touche as auditors	Issuer	Yes	For	For
				Say-on Pay - an advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Transparency in animal research	Security holder	Yes	For	Against
				Lobbying disclosure	Security holder	Yes	For	Against
				Independent Board Chairman	Security holder	Yes	Against	For
				Tax gross-ups	Security holder	Yes	Abstain	Abstain
				Equity retention and hedging	Security holder	Yes	Abstain	Abstain
				Incentive compensation	Security holder	Yes	Abstain	Abstain
				Ban accelerated vesting of awards upon a change in control	Security holder	Yes	For	Against
Johnson&Johnson	JNJ	478160104	4/26/12	Election of Directors	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Approval of the company's 2012 long term incentive plan	Issuer	Yes	Against	Against
				Ratification of the appointment of PriceWaterhouseCoopers as independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Shareholder proposal on independent Board chairman	Security holder	Yes	Against	For
				Shareholder proposal on binding vote on political contributions	Security holder	Yes	Against	For
				Shareholder proposal on adopting non-animal methods for training	Security holder	Yes	For	Against
Pepsico	PEP	713448108	5/2/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify KPMG as independent registered public accountants for the year 2012	Issuer	Yes	For	For
				Approval by non binding vote of executive compensation	Issuer	Yes	Against	Against
				Re-approval of the performance measures under our 2007 long term incentive plan	Issuer	Yes	Against	Against
				Shareholder proposal lobbying practice report	Security holder	Yes	For	Against
				Shareholder proposal - formation of risk oversight committee	Security holder	Yes	Abstain	Abstain
				Shareholder proposal -chairman of the Board shall be an independent Director	Security holder	Yes	Against	For
Amgen Inc	AMGN	031162100	5/23/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the selection of Ernst&Young as our independent registered public accountants for the year ending 12/31/12	Issuer	Yes	For	For
				Advisory vote to approve our executive compensation	Issuer	Yes	Against	Against
				To approve an amendment to our restated certificate of incorporation to authorize stockholder action by written consent	Issuer	Yes	Abstain	Abstain
				Stockholder proposal regarding Indpendent chairman of the board	Security holder	Yes	Against	For
				Stockholder proposal regarding transparency in animal research	Security holder	Yes	For	Against
				Request for disclosure of lobbying policies and practices	Security holder	Yes	For	Against
				CEO to serve on a maximum of one other board	Security holder	Yes	Abstain	Abstain
Chevron Corp	CVX	166764100	5/30/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of appointment of independent registered public accounting firm	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Exclusive forum provisions	Security holder	Yes	Against	For
				Indpendent chairman	Security holder	Yes	Against	For
				Lobbying disclosure	Security holder	Yes	For	Against
				Country selection guidelines	Security holder	Yes	Abstain	Abstain
				Hydraulic fracturing	Security holder	Yes	Abstain	Abstain
				Accident risk oversight	Security holder	Yes	For	Against
				Special meetings	Security holder	Yes	Abstain	Abstain
				Indpendent Director with environmental exeprtise	Security holder	Yes	For	Against
Radioshack Corp	RSH	750438103	5/17/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of the appointment for PriceWaterhouseCoopers as independent registered public accounting firm of Radioshack Corp to serve for the 2012 fiscal year	Issuer	Yes	For	For
				Non-binding advisory vote to approve executive compensation	Issuer	Yes	For	For
Conocophillips	COP	20825C104	5/9/12	Election of Directors	Issuer	Yes	For	For
				Proposal to ratify appointment of Ernst&Young as independent registered public accounting firm for 2012	Issuer	Yes	For	For
				Advisory approval of executive compensation	Issuer	Yes	Against	Against
				Company environmental policy	Security holder	Yes	Abstain	Abstain
				Accident risk mitigation	Security holder	Yes	Abstain	Abstain
				Report on grassroots lobbying expenditures	Security holder	Yes	Abstain	Abstain
				Greenhouse gas reduction targets	Security holde	Yes	For	Against
				Gender expression non-discrimination	Security holder	Yes	For	Against
Flower Foods	FLO	343498101	6/1/12	Election of all nominees	Issuer	Yes	For	For
				To approve by advisory vote the compensation of the company's named executives as disclosed in this proxy statement	Issuer	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers as independent registered public accounting firm for 2012 year	Issuer	Yes	For	For
Merck & Co.	MRK	58933Y105	5/22/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of the appointment of the company's independent registered public accounting firm for 2012	issuer	Yes	For	For
				Advisory vote on executive compensation	Issuer	Yes	Against	Against
				Shareholder action by written consent	Security holder	Yes	Against	For
				Special meetings	Security holder	Yes	Abstain	Abstain
				Report on charitable and political contributions	Security holder	Yes	For	Against
Wal-Mart Stores Inc.	WMT	931142103	6/1/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of Ernst & Young as independent accountants	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	Against	Against
				Political contributions report	Security holder	Yes	For	Against
				Director nomination policy	Security holder	Yes	Abstain	Abstain
				Report regarding incentive compensation programs	Security holder	Yes	For	Against
Nutrisystem	NTRI	67069D108	6/6/12	Vote for all nominees	Issuer	Yes	For	For
				Ratify KPMG as independent registered public accountants for the year 2012	Issuer	Yes	For	For
				Approve named executive officers compensation	Issuer	Yes	For	For
Intel Corp	INTC	458140100	5/17/12	Election of all nominees	Issuer	Yes	For	For
				Ratification of selection of Ernst&Young as our independent registered public accounting firm for current year	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Stockholder proposal to hold an advisory vote on political contributions	Security holder	Yes	For	Against
Exxon Corp	XOM	30231G102	5/30/12	Vote for all nominees	Issuer	Yes	For	For
				Ratification of independent auditors	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	Against	Against
				Indpendent chairman	Security holder	Yes	Against	For
				Majority vote for Directors	Security holder	Yes	Against	For
				Report on political contributions	Security holder	Yes	For	Against
				Amendment of EEO policy	Security holder	Yes	Abstain	Abstain
				Report on natural gas production	Security holder	Yes	Abstain	Abstain
				Greenhouse gas emissions goals	Security holder	Yes	Abstain	Abstain
American Eagle Outfitters	AEO	02553E106	6/6/12	Election of all nominees	Issuer	Yes	For	For
				Ratify Ernst&Young as public accounting firm	Issuer	Yes	For	For
				Hold an advisory vote on the compensation of our named executive officers	Issuer	Yes	Against	Against
Staples	SPLS	855030102	6/4/12	Vote for all nominees	Issuer	Yes	For	For
				Approval of an amendment to the company's restated certificate of incorporation to allow stockholder action by majority written consent	Issuer	Yes	For	For
				Approval on an advisory basis of named executive officer compensation	Issuer	Yes	Against	Against
				Approval of the company's amended and restated long term cash incentive plan	Issuer	Yes	Against	Against
				Approval of the company's amended and restated exectuive officer incentive plan	Issuer	Yes	Against	Against
				Approval for the company's 2012 employee stock purchase plan	Issuer	Yes	For	For
				Ratification of the selection by the audit committee of Ernst & Young as Staples independent registered public accounting firm for the current year	Issuer	Yes	For	For
				Non binding stockholder proposal regarding a requirement for senior execs to hold 75% net after tax shares acquired through compensation plans and prohibition on hedging of held shares	Security holder	Yes	For	Against
Best Buy	BBY	086516101	6/21/12	Vote for all nominees	Issuer	Yes	For	For
				To ratify the appointment of Deloitte&Touche as our independent registered public accounting firm for the fiscal year ending 2/2/13	Issuer	Yes	For	For
				To conduct an advisory vote to approve our named executive officer compensation	Issuer	Yes	Against	Against
				To approve an increase in the available number of shares under the Best Buy Co. 2008 employee stock purchase plan	Issuer	Yes	For	For
				To vote on a shareholder proposal recommending decalssification of our Board of Directors, if properly presented at the meeting	Security holder	Yes	For	Against
Taiwan Semiconductor	TSM	874039100	6/12/12	Election of all nominees	Issuer	Yes	For	For
				To accept 2011 business report and financial statements	Issuer	Yes	For	For
				To approve the proposal for distribution of 2011 profits	Issuer	Yes	For	For
				To revise the articles of incorporation	Issuer	Yes	For	For
				To revise the rules for election of Directors	Issuer	Yes	For	For